UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Low Duration Bond Factor ETF

Fidelity Total Bond ETF

Annual Report

August 31, 2018

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2018 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Market Recap

U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

3	Annual Report

Fidelity® Corporate Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Corporate Bond ETF – NAVA	-1.41%	2.49%
Fidelity Corporate Bond ETF – Market PriceB	-1.57%	2.31%
Bloomberg Barclays U.S. Credit Bond IndexA	-0.99%	2.56%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Corporate Bond ETF – NAVA	-1.15%	2.43%
Fidelity Corporate Bond ETF – Market PriceB	-1.11%	2.27%
Bloomberg Barclays U.S. Credit Bond IndexA	-1.10%	2.42%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.36%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Corporate Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Credit Bond Index performed over the same period.

Annual Report	4

Fidelity® Corporate Bond ETF

Management’s Discussion of Fund Performance

Comments from Co-Portfolio Managers David Prothro and Matthew Bennett: For the fiscal year, the fund returned -1.41% at net asset value and -1.57% on a market-price basis, trailing the -0.99% result of the benchmark Bloomberg Barclays U.S. Credit Bond Index. Security selection among banks, along with favorable overall positioning in the energy sector, aided the fund’s performance versus the benchmark the past 12 months. The fund’s asset base grew substantially during the period. As cash came into the portfolio, we initially held a relatively high proportion of it in U.S. Treasuries before investing it in new corporate issues. This dynamic worked against relative performance because Treasuries materially underperformed corporates. As credit spreads widened during the latter half of the period, we found attractive investment opportunities among both new-issue and secondary-market corporate bonds. We continued to favor select BBB-rated issuers, which we believed offered the potential to outperform the benchmark. As of period end, we have a positive view of the corporate bond market’s fundamental backdrop, but are more neutral on valuation and the balance of supply and demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

5	Annual Report

Fidelity® Corporate Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2018

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2018

*	Foreign investments - 22.6%

Annual Report	6

Fidelity® Limited Term Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Limited Term Bond ETF – NAVA	-0.23%	1.43%
Fidelity Limited Term Bond ETF – Market PriceB	-0.22%	1.34%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond IndexA	-0.43%	1.06%
Fidelity Limited Term Composite IndexSM A	-0.13%	1.45%
Bloomberg Barclays U.S. 1-5 Year Credit Bond IndexA	0.00%	1.62%
Bloomberg Barclays U.S. 1-5 Year Government Bond IndexA	-0.66%	0.76%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Limited Term Bond ETF – NAVA	-0.15%	1.38%
Fidelity Limited Term Bond ETF – Market PriceB	-0.26%	1.26%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond IndexA	-0.38%	0.99%
Fidelity Limited Term Composite IndexSM A	-0.08%	1.38%
Bloomberg Barclays U.S. 1-5 Year Credit Bond IndexA	0.05%	1.56%
Bloomberg Barclays U.S. 1-5 Year Government Bond IndexA	-0.61%	0.68%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.36%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Limited Term Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

7	Annual Report

Fidelity® Limited Term Bond ETF

Management’s Discussion of Fund Performance

Comments from Co-Portfolio Manager Rob Galusza: For the fiscal year, the fund returned -0.23% based on net asset value and -0.22% on a market-price basis. Each performed roughly in line with the -0.13% result of the Fidelity Limited Term Composite IndexSM. We kept the fund’s duration, meaning its sensitivity to interest rates, shorter than that of the Composite index. This benefited fund performance versus the Composite index amid rising policy and market rates and strong economic growth. Outsized exposure to corporate bonds contributed versus the Composite index Within corporates, overweighting the bonds of financial institutions added relative value, as did overweightings in the communications and energy sectors. Elsewhere, underweighting Treasury securities and government-related agency debentures, and avoiding the debt of foreign-government institutions, further helped relative performance. Conversely, an underweighting in the bonds of technology and basic-industry companies detracted versus the index, as did picks within several industrial sectors, including energy. Out-of-index exposure to asset-backed securities and choices among banking issuers also hurt the relative return. As of August 31, we continue to position for higher rates, while focusing on higher-quality corporate issues.

Note to shareholders: On November 1, 2018, David DeBiase joined Rob Galusza and David Prothro as Co-Portfolio Managers of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	8

Fidelity® Limited Term Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2018

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2018

*	Foreign investments - 13.3%

9	Annual Report

Fidelity® Low Duration Bond Factor ETF

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2018
(by issuer, excluding cash equivalents)	% of fund’s net assets
U.S. Treasury	10.3
Goldman Sachs Group, Inc.	4.5
JPMorgan Chase & Co.	4.5
Morgan Stanley	4.5
Wells Fargo & Co.	3.2

27.0

Top Five Market Sectors as of August 31, 2018
% of fund’s net assets
Financials	64.3
Health Care	4.9
Consumer Discretionary	3.7
Information Technology	3.2
Utilities	2.8

Quality Diversification as of August 31, 2018

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2018

*	Foreign investments - 27.3%

Annual Report	10

Fidelity® Total Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Total Bond ETF – NAVA	-0.69%	2.26%
Fidelity Total Bond ETF – Market PriceB	-0.56%	2.16%
Bloomberg Barclays U.S. Aggregate Bond IndexA	-1.05%	1.79%
Bloomberg Barclays U.S. Universal Bond IndexA	-0.93%	2.10%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Total Bond ETF – NAVA	-0.72%	2.12%
Fidelity Total Bond ETF – Market PriceB	-0.63%	2.02%
Bloomberg Barclays U.S. Aggregate Bond IndexA	-1.22%	1.59%
Bloomberg Barclays U.S. Universal Bond IndexA	-1.00%	1.95%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.36%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Total Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

11	Annual Report

Fidelity® Total Bond ETF

Management’s Discussion of Fund Performance

Comments from Co-Portfolio Managers Ford O’Neil and Celso Munoz: For the annual reporting period ending August 31, 2018, the fund returned -0.69% based on net asset value and -0.56% on a market-price basis. Each outpaced, net of fees, the -1.05% return of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. Versus the benchmark, the fund’s somewhat shorter duration helped it hold in better as interest rates rose the past 12 months. We added value via exposure to high-yield corporates, which outpaced the benchmark. The fund’s investments in Treasury Inflation-Protected Securities (TIPS) also contributed, and to a lesser degree, so did holding a smaller stake in Treasuries than the Aggregate index. Positioning among investment-grade corporate bonds aided the relative return. Within corporates, positioning among the bonds of financial companies helped. An underweighting among the bonds of industrial companies detracted, although picks within industrials helped. Elsewhere, holdings in taxable municipal bonds from the state of Illinois added to the fund’s relative return. In contrast, specific government agency names tied to energy, namely Petroleos Mexicanos (PEMEX), disappointed. Exposure to bonds from Argentina also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	12

Fidelity® Total Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2018

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2018

*	Foreign investments - 8.6%

13	Annual Report

Fidelity Corporate Bond ETF

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds – 92.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 6.2%
Automobiles – 0.3%
Ford Motor Co. 5.291% 12/8/46	$130,000	$115,387
General Motors Co. 5.40% 4/1/48	60,000	56,605

		171,992

Hotels, Restaurants & Leisure – 2.0%
McDonald’s Corp. 4.875% 12/9/45	310,000	323,272
Sands China Ltd. 5.125% 8/8/25 (a)	430,000	434,313
Starbucks Corp. 3.80% 8/15/25	380,000	379,721

		1,137,306

Household Durables – 1.6%
DR Horton, Inc. 2.55% 12/1/20	97,000	95,152
Lennar Corp. 4.875% 12/15/23	315,000	315,394
Toll Brothers Finance Corp.:
4.35% 2/15/28	352,000	322,080
4.375% 4/15/23	227,000	225,915

		958,541

Media – 1.1%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	26,602
4.75% 11/15/46	176,000	188,373
Comcast Corp. 4.50% 1/15/43	270,000	260,979
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	44,658
5.875% 11/15/40	134,000	133,886

		654,498

Multiline Retail – 0.6%
Dollar Tree, Inc. 4.00% 5/15/25	345,000	340,861

Specialty Retail – 0.6%
O’Reilly Automotive, Inc. 4.35% 6/1/28	350,000	352,304

TOTAL CONSUMER DISCRETIONARY		3,615,502

CONSUMER STAPLES – 4.7%
Beverages – 1.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	264,000	260,930
4.70% 2/1/36	183,000	185,509
4.90% 2/1/46	398,000	404,476

		850,915

	Principal Amount	Value
Food & Staples Retailing – 2.2%
Campbell Soup Co. 4.15% 3/15/28	$555,000	$534,500
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.047% 3/9/21 (b)(c)	180,000	181,550
4.78% 3/25/38	208,000	206,916
4.875% 7/20/35	134,000	135,699
5.125% 7/20/45	222,000	226,583

		1,285,248

Tobacco – 1.1%
Altria Group, Inc. 2.85% 8/9/22	182,000	178,605
BAT Capital Corp. 4.54% 8/15/47 (a)	197,000	181,744
Reynolds American, Inc.:
4.45% 6/12/25	176,000	178,396
5.85% 8/15/45	88,000	95,924

		634,669

TOTAL CONSUMER STAPLES		2,770,832

ENERGY – 16.0%
Oil, Gas & Consumable Fuels – 13.8%
Anadarko Finance Co. 7.50% 5/1/31	12,000	15,023
Anadarko Petroleum Corp.:
3.45% 7/15/24	440,000	426,589
5.55% 3/15/26	176,000	189,129
6.60% 3/15/46	88,000	105,908
Antero Resources Corp. 5.00% 3/1/25	264,000	265,980
Apache Corp. 4.25% 1/15/44	113,000	100,860
Canadian Natural Resources Ltd.:
3.90% 2/1/25	458,000	454,853
4.95% 6/1/47	134,000	140,412
Cenovus Energy, Inc.:
3.00% 8/15/22	285,000	274,182
4.25% 4/15/27	222,000	214,433
5.20% 9/15/43	58,000	56,496
5.70% 10/15/19	50,000	51,205
ConocoPhillips 6.50% 2/1/39	229,000	296,894
ConocoPhillips Holding Co. 6.95% 4/15/29	196,000	246,603
Continental Resources, Inc. 5.00% 9/15/22	211,000	213,614
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	352,000	323,840

See accompanying notes which are an integral part of the financial statements.

Annual Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Empresa Nacional del Petroleo 4.50% 9/14/47 (a)	$200,000	$180,000
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,062
5.50% 12/1/46	114,000	127,841
Encana Corp.:
7.20% 11/1/31	228,000	278,498
8.125% 9/15/30	134,000	173,089
Energy Transfer Partners LP:
4.20% 9/15/23	14,000	14,163
4.95% 6/15/28	48,000	48,969
5.80% 6/15/38	27,000	27,913
6.00% 6/15/48	17,000	18,042
EnLink Midstream Partners LP 2.70% 4/1/19	227,000	225,878
EQT Corp.:
2.50% 10/1/20	59,000	57,729
3.90% 10/1/27	285,000	268,018
Kinder Morgan Energy Partners LP 5.00% 10/1/21	210,000	218,768
Kinder Morgan, Inc. 3.05% 12/1/19	264,000	263,970
MPLX LP 4.875% 12/1/24	30,000	31,147
Petroleos Mexicanos:
5.35% 2/12/28 (a)	394,000	367,602
6.35% 2/12/48 (a)	277,000	245,838
6.50% 3/13/27	200,000	202,480
6.75% 9/21/47	127,000	117,561
6.875% 8/4/26	75,000	77,625
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	123,000	121,853
4.65% 10/15/25	300,000	303,398
Spectra Energy Partners LP 3.375% 10/15/26	138,000	130,669
Suncor Energy, Inc. 6.85% 6/1/39	86,000	110,292
The Williams Companies., Inc.:
3.35% 8/15/22	373,000	367,041
5.75% 6/24/44	227,000	244,025
Western Gas Partners LP 5.375% 6/1/21	394,000	408,285

		8,020,777

Pipeline – 2.2%
Boardwalk Pipelines LP 3.375% 2/1/23	482,000	466,511
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	165,000	175,312

	Principal Amount	Value
Enterprise Products Operating LLC:
4.85% 3/15/44	$176,000	$180,064
4.90% 5/15/46	155,000	159,911
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	222,000	212,239
5.40% 10/1/47	96,000	93,868

		1,287,905

TOTAL ENERGY		9,308,682

FINANCIALS – 34.7%
Banks – 17.0%
Bank of America Corp.:
3 month U.S. LIBOR + 0.930% 2.816% 7/21/23 (b)(c)	725,000	703,887
3 month U.S. LIBOR + 1.160% 3.124% 1/20/23 (b)(c)	482,000	475,135
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (b)(c)	222,000	214,631
4.20% 8/26/24	227,000	228,069
4.25% 10/22/26	40,000	39,712
4.45% 3/3/26	50,000	50,106
Barclays PLC:
3.684% 1/10/23	400,000	391,174
4.836% 5/9/28	415,000	394,101
BPCE SA 4.875% 4/1/26 (a)	500,000	504,411
CIT Group, Inc.:
3.875% 2/19/19	186,500	187,526
6.125% 3/9/28	113,000	118,085
Citigroup, Inc.:
2.70% 10/27/22	466,000	450,220
4.05% 7/30/22	352,000	355,818
4.40% 6/10/25	352,000	352,705
Citizens Bank N.A. 2.25% 10/30/20	550,000	537,344
Citizens Financial Group, Inc. 4.35% 8/1/25	129,000	128,194
Compass Bank 2.875% 6/29/22	250,000	241,950
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	253,049
Fifth Third Bancorp 8.25% 3/1/38	150,000	206,914
HSBC Holdings PLC 3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (b)(c)	300,000	293,325
Intesa Sanpaolo SpA: 3.375% 1/12/23 (a)	250,000	229,857

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Corporate Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
5.017% 6/26/24 (a)	$500,000	$452,427
JPMorgan Chase & Co.:
4.125% 12/15/26	264,000	263,559
4.95% 6/1/45	176,000	185,420
Lloyds Banking Group PLC 2.907% 11/7/23 (c)	500,000	477,747
Royal Bank of Scotland Group PLC 6.00% 12/19/23	360,000	375,369
Santander Holdings USA, Inc. 3.40% 1/18/23	482,000	468,360
Synchrony Bank 3.00% 6/15/22	250,000	240,639
Synovus Financial Corp. 3.125% 11/1/22	351,000	336,082
The Bank of Nova Scotia 4.50% 12/16/25	264,000	267,415
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	345,404
Wells Fargo & Co. 4.65% 11/4/44	176,000	173,046

		9,941,681

Capital Markets – 5.4%
Ares Capital Corp. 4.25% 3/1/25	352,000	340,630
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	246,621
3.869% 1/12/29 (a)(c)	250,000	238,632
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	616,000	597,922
3.50% 11/16/26	170,000	161,850
3.75% 5/22/25 to 2/25/26	356,000	349,240
Morgan Stanley:
2.50% 4/21/21	176,000	172,397
3.625% 1/20/27	176,000	169,392
4.875% 11/1/22	360,000	375,002
5.50% 7/28/21	228,000	241,148
S&P Global, Inc.:
3.30% 8/14/20	129,000	129,328
4.00% 6/15/25	142,000	143,424

		3,165,586

Consumer Finance – 2.7%
Ally Financial, Inc. 4.75% 9/10/18	360,000	360,036
Capital One Financial Corp. 2.50% 5/12/20	222,000	219,711
Discover Financial Services 5.20% 4/27/22	343,000	356,582
Ford Motor Credit Co. LLC: 3.339% 3/28/22	300,000	290,022

	Principal Amount	Value
5.875% 8/2/21	$352,000	$367,645

		1,593,996

Diversified Financial Services – 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	450,000	435,806
Aon PLC 4.75% 5/15/45	141,000	142,984
Deutsche Bank AG:
2.70% 7/13/20	394,000	385,695
4.875% 12/1/32 (c)	283,000	245,590
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	300,000	288,638
International Lease Finance Corp. 4.625% 4/15/21	352,000	359,558
Moody’s Corp. 2.75% 12/15/21	11,000	10,791
UniCredit SpA 3.75% 4/12/22 (a)	300,000	286,918

		2,155,980

Insurance – 5.9%
American International Group, Inc.:
4.50% 7/16/44	264,000	251,571
5.75% 4/1/48 (c)	352,000	345,840
AXA Equitable Holdings, Inc. 4.35% 4/20/28 (a)	350,000	338,960
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	210,000	214,232
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	58,735
Pacific LifeCorp. 5.125% 1/30/43 (a)	270,000	289,730
The Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	264,000	262,859
Unum Group 4.00% 3/15/24	601,000	598,767
Voya Financial, Inc.:
3.65% 6/15/26	222,000	214,040
4.70% 1/23/48 (a)(c)	362,000	320,370
4.80% 6/15/46	176,000	176,053
5.70% 7/15/43	56,000	62,782
Willis North America, Inc. 3.60% 5/15/24	280,000	273,927

		3,407,866

TOTAL FINANCIALS		20,265,109

See accompanying notes which are an integral part of the financial statements.

Annual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – 7.3%
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories 4.75% 11/30/36	$177,000	$188,300
Becton Dickinson and Co. 3.70% 6/6/27	560,000	536,233
Cardinal Health, Inc. 4.60% 3/15/43	212,000	194,073
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	394,000	376,036

		1,294,642

Health Care Providers & Services – 1.6%
McKesson Corp. 3.95% 2/16/28	373,000	360,415
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	356,000	342,460
4.75% 7/15/45	198,000	214,129

		917,004

Pharmaceuticals – 3.5%
Allergan Funding SCS:
3.00% 3/12/20	290,000	289,209
4.55% 3/15/35	141,000	138,244
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	327,000	327,683
4.875% 6/25/48 (a)	325,000	319,075
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	11,000	11,032
4.272% 8/28/23 (a)	14,000	14,059
4.90% 8/28/28 (a)	384,000	386,923
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/23	634,000	561,004

		2,047,229

TOTAL HEALTH CARE		4,258,875

INDUSTRIALS – 5.0%
Aerospace & Defense – 1.3%
Lockheed Martin Corp. 4.09% 9/15/52	146,000	139,166
Northrop Grumman Corp.:
2.93% 1/15/25	330,000	314,285
4.03% 10/15/47	290,000	271,020

		724,471

Air Freight & Logistics – 0.8%
CH Robinson Worldwide, Inc. 4.20% 4/15/28	345,000	342,030
FedEx Corp. 4.05% 2/15/48	160,000	145,823

		487,853

	Principal Amount	Value
Airlines – 2.1%
American Airlines Pass Through Trust:
3.70% 4/15/27	$746,000	$722,048
3.75% 4/15/27	252,333	243,351
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	103,346
United Airlines Pass Through Trust 4.60% 9/1/27	128,000	128,883

		1,197,628

Building Products – 0.6%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	350,000	341,959

Industrial Conglomerates – 0.2%
Roper Technologies, Inc.:
3.65% 9/15/23	77,000	77,054
3.80% 12/15/26	61,000	59,658

		136,712

TOTAL INDUSTRIALS		2,888,623

INFORMATION TECHNOLOGY – 2.3%
Semiconductors & Semiconductor Equipment – 0.4%
Applied Materials, Inc. 4.35% 4/1/47	222,000	225,551

Technology Hardware, Storage & Peripherals – 1.9%
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	196,000	199,326
6.02% 6/15/26 (a)	134,000	141,956
Hewlett Packard Enterprise Co. 4.40% 10/15/22	736,000	757,835

		1,099,117

TOTAL INFORMATION TECHNOLOGY		1,324,668

MATERIALS – 1.7%
Chemicals – 1.3%
LYB International Finance BV 4.875% 3/15/44	197,000	198,105
The Mosaic Co. 4.25% 11/15/23	570,000	577,809

		775,914

Metals & Mining – 0.4%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	219,500

TOTAL MATERIALS		995,414

REAL ESTATE – 3.9%
Equity Real Estate Investment Trusts (REITs) – 2.6%
Alexandria Real Estate Equities, Inc. 4.70% 7/1/30	75,000	76,730
DDR Corp. 4.625% 7/15/22	310,000	318,706

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Corporate Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Hudson Pacific Properties LP 3.95% 11/1/27	$222,000	$209,617
Kimco Realty Corp. 3.30% 2/1/25	269,000	256,488
Lexington Realty Trust 4.40% 6/15/24	227,000	224,667
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	248,000	247,921
4.50% 1/15/25	176,000	174,223

		1,508,352

Real Estate Management & Development – 1.3%
Corporate Office Properties LP:
3.60% 5/15/23	176,000	171,619
3.70% 6/15/21	373,000	370,056
Mack-Cali Realty LP 4.50% 4/18/22	227,000	221,585

		763,260

TOTAL REAL ESTATE		2,271,612

TELECOMMUNICATION SERVICES – 4.4%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.:
4.50% 5/15/35 to 3/9/48	543,000	475,439
4.75% 5/15/46	62,000	55,927
5.45% 3/1/47	88,000	87,095
5.55% 8/15/41	197,000	196,431
Verizon Communications, Inc.:
4.522% 9/15/48	440,000	413,006
4.862% 8/21/46	285,000	281,658

		1,509,556

Media – 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	349,000	325,524

Wireless Telecommunication Services – 1.3%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	98,037
Vodafone Group PLC 4.375% 5/30/28	650,000	644,487

		742,524

TOTAL TELECOMMUNICATION SERVICES		2,577,604

UTILITIES – 6.7%
Electric Utilities – 4.6%
Cleco Corporate Holdings LLC 3.743% 5/1/26	410,000	388,935

	Principal Amount	Value
DPL, Inc.:
6.75% 10/1/19	$154,000	$158,620
7.25% 10/15/21	270,000	292,275
Duke Energy Indiana, Inc. 4.90% 7/15/43	88,000	98,021
Emera US Finance LP 3.55% 6/15/26	482,000	458,042
Exelon Corp.:
3.497% 6/1/22	645,000	637,118
3.95% 6/15/25	30,000	30,132
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	137,214
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	51,628
Puget Energy, Inc. 3.65% 5/15/25	464,000	450,839

		2,702,824

Gas Utilities – 0.3%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	176,000	170,221

Multi-Utilities – 1.8%
Dominion Energy, Inc. 4.104% 4/1/21 (c)	222,000	224,731
NiSource Finance Corp.:
2.65% 11/17/22	127,000	122,466
3.49% 5/15/27	176,000	169,983
Public Service Enterprise Group, Inc. 2.65% 11/15/22	99,000	95,473
Sempra Energy 3.80% 2/1/38	280,000	257,123
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	196,000	187,193

		1,056,969

TOTAL UTILITIES		3,930,014

TOTAL NONCONVERTIBLE BONDS (Cost $55,827,349)		54,206,935

Foreign Government and Government Agency Obligations – 1.5%
Mexico Government International Bond 4.600% 2/10/48	325,000	303,875
Qatar Government International Bond 3.875% 4/23/23 (a)	200,000	200,732
Saudi Government International Bond 4.000% 4/17/25 (a)	380,000	380,403

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $896,849)		885,010

See accompanying notes which are an integral part of the financial statements.

Annual Report	18

Municipal Securities – 1.4%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	$385,000	$389,947
State of California 7.550% 4/1/39	280,000	415,249

TOTAL MUNICIPAL SECURITIES (Cost $818,429)		805,196

U.S. Treasury Obligations – 0.5%
U.S. Treasury Bonds 2.50% 2/15/46	319,000	287,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $282,659)		287,623

Asset-Backed Securities – 0.2%
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	128,678	129,392

Money Market Funds – 2.7%
	Shares
Fidelity Cash Central Fund, 1.97% (d) (Cost $1,602,083)	1,601,793	1,602,113

TOTAL INVESTMENT PORTFOLIO – 99.2% (Cost $59,556,047)		57,916,269

NET OTHER ASSETS (LIABILITIES) – 0.8%		445,973

NET ASSETS – 100.0%		$58,362,242

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,304,708 or 14.2% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,753

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Corporate Bond ETF

Schedule of Investments – continued

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$54,206,935	$—	$54,206,935	$—
Foreign Government and Government Agency Obligations	885,010	—	885,010	—
Municipal Securities	805,196	—	805,196	—
U.S. Treasury Obligations	287,623	—	287,623	—
Asset-Backed Securities	129,392	—	129,392	—
Money Market Funds	1,602,113	1,602,113	—	—

Total Investments in Securities:	$57,916,269	$1,602,113	$56,314,156	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	76.6
United Kingdom	4.7
Canada	3.9
Mexico	2.3
Ireland	1.9
Italy	1.7
Switzerland	1.4
Netherlands	1.3
Germany	1.1
Others (Individually Less Than 1%)	4.3

99.2%

See accompanying notes which are an integral part of the financial statements.

Annual Report	20

Fidelity Limited Term Bond ETF

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds – 70.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 3.3%
Automobiles – 0.9%
BMW US Capital LLC:
2.15% 4/6/20 (a)	$186,000	$183,397
2.70% 4/6/22 (a)	156,000	152,211
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	500,000	492,943
2.30% 2/12/21 (a)	200,000	195,030
2.45% 5/18/20 (a)	500,000	494,009
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	197,154

		1,714,744

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp. 2.75% 12/9/20	769,000	764,758

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc. 2.80% 8/22/24	161,000	156,104

Media – 1.8%
21st Century Fox America, Inc. 4.50% 2/15/21	365,000	375,648
CBS Corp. 2.30% 8/15/19	796,000	791,818
Comcast Corp.:
1.625% 1/15/22	1,146,000	1,086,813
5.15% 3/1/20	362,000	373,268
Warner Media LLC 2.10% 6/1/19	710,000	706,594

		3,334,141

Specialty Retail – 0.1%
AutoZone, Inc. 3.125% 7/15/23	260,000	254,003

TOTAL CONSUMER DISCRETIONARY		6,223,750

CONSUMER STAPLES – 4.3%
Beverages – 1.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	663,000	655,289
3.30% 2/1/23	2,000,000	1,984,258
PepsiCo, Inc. 1.70% 10/6/21	138,000	132,902

		2,772,449

Food & Staples Retailing – 1.3%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	288,000	285,144
CVS Health Corp.:
2.80% 7/20/20	90,000	89,382
3.35% 3/9/21	858,000	858,218
3.70% 3/9/23	1,099,000	1,096,011

	Principal Amount	Value
The Kroger Co. 2.30% 1/15/19	$101,000	$100,863

		2,429,618

Food Products – 0.2%
General Mills, Inc. 3.20% 4/16/21	64,000	63,875
The JM Smucker Co. 2.50% 3/15/20	139,000	137,837
Tyson Foods, Inc. 2.65% 8/15/19	206,000	205,536

		407,248

Tobacco – 1.4%
BAT International Finance PLC 2.75% 6/15/20 (a)	1,625,000	1,610,277
Philip Morris International, Inc. 1.875% 2/25/21	160,000	155,082
Reynolds American, Inc. 3.25% 6/12/20	862,000	860,912

		2,626,271

TOTAL CONSUMER STAPLES		8,235,586

ENERGY – 5.8%
Oil, Gas & Consumable Fuels – 5.8%
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,770,000	1,767,153
Cenovus Energy, Inc. 3.00% 8/15/22	368,000	354,031
Columbia Pipeline Group, Inc. 3.30% 6/1/20	41,000	40,875
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,931
Devon Energy Corp. 3.25% 5/15/22	500,000	492,609
Energy Transfer Partners LP 4.20% 9/15/23	81,000	81,946
Enterprise Products Operating LLC:
2.80% 2/15/21	676,000	669,972
2.85% 4/15/21	632,000	625,358
EQT Corp. 2.50% 10/1/20	95,000	92,954
Exxon Mobil Corp. 2.222% 3/1/21	337,000	331,714
Kinder Morgan, Inc. 3.05% 12/1/19	707,000	706,920
MPLX LP:
3.375% 3/15/23	139,000	136,751
4.50% 7/15/23	39,000	40,097
Petroleos Mexicanos 6.375% 2/4/21	300,000	313,500

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Limited Term Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	$1,072,000	$1,062,002
Shell International Finance BV:
2.125% 5/11/20	406,000	401,334
2.25% 11/10/20	67,000	66,091
The Williams Companies., Inc. 3.60% 3/15/22	1,271,000	1,268,078
Total Capital International S.A. 2.75% 6/19/21	140,000	139,074
TransCanada PipeLines Ltd.:
2.125% 11/15/19	139,000	137,613
2.50% 8/1/22	1,144,000	1,102,942
3.125% 1/15/19	410,000	410,603
Western Gas Partners LP 5.375% 6/1/21	771,000	798,954

TOTAL ENERGY		11,051,502

FINANCIALS – 33.1%
Banks – 15.9%
Bank of America Corp. 2.625% 10/19/20 to 4/19/21	3,975,000	3,912,715
Barclays PLC:
2.75% 11/8/19	554,000	551,053
3.25% 1/12/21	1,203,000	1,189,187
CIT Group, Inc. 3.875% 2/19/19	48,000	48,264
Citigroup, Inc.:
2.50% 7/29/19	1,033,000	1,030,743
2.65% 10/26/20	53,000	52,381
2.70% 10/27/22	2,771,000	2,677,167
Citizens Bank N.A. 2.55% 5/13/21	500,000	488,029
Compass Bank 3.50% 6/11/21	266,000	265,525
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	2,500,000	2,493,925
Discover Bank:
3.20% 8/9/21	800,000	792,616
3.35% 2/6/23	250,000	244,268
Fifth Third Bancorp 2.875% 7/27/20	101,000	100,578
First Horizon National Corp. 3.50% 12/15/20	105,000	105,253
ING Groep N.V. 3.15% 3/29/22	250,000	246,353
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	725,000	666,584

	Principal Amount	Value
JPMorgan Chase & Co.:
2.25% 1/23/20	$108,000	$106,908
2.55% 10/29/20 to 3/1/21	4,678,000	4,605,588
2.75% 6/23/20	409,000	406,857
KeyCorp 2.90% 9/15/20	687,000	682,863
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	868,000	859,078
Mizuho Bank Ltd. 2.40% 3/26/20 (a)	350,000	346,117
MUFG Bank Ltd. 2.30% 3/5/20 (a)	449,000	443,772
Regions Financial Corp.:
2.75% 8/14/22	896,000	868,868
3.20% 2/8/21	933,000	929,364
Royal Bank of Canada 2.35% 10/30/20	488,000	480,332
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 4.519% 6/25/24 (b)(c)	1,000,000	1,002,015
Santander Holdings USA, Inc. 3.40% 1/18/23	750,000	728,776
SunTrust Banks, Inc. 2.90% 3/3/21	252,000	249,710
Synovus Financial Corp. 3.125% 11/1/22	191,000	182,883
The Bank of Nova Scotia 2.35% 10/21/20	90,000	88,586
The Huntington National Bank 2.50% 8/7/22	250,000	240,646
Wells Fargo & Co.:
2.10% 7/26/21	3,110,000	3,005,777
2.60% 7/22/20	77,000	76,292

		30,169,073

Capital Markets – 4.7%
Goldman Sachs Group, Inc.:
2.625% 4/25/21	3,318,000	3,257,227
3.20% 2/23/23	771,000	757,313
Intercontinental Exchange, Inc. 3.45% 9/21/23	228,000	228,576
Morgan Stanley:
2.375% 7/23/19	893,000	889,741
2.50% 4/21/21	97,000	95,014
2.625% 11/17/21	2,901,000	2,832,926
2.65% 1/27/20	333,000	331,153
4.875% 11/1/22	46,000	47,917
UBS AG 2.375% 8/14/19	400,000	398,438

		8,838,305

See accompanying notes which are an integral part of the financial statements.

Annual Report	22

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – 5.7%
American Express Credit Corp. 2.25% 5/5/21	$2,828,000	$2,760,673
American Honda Finance Corp.:
1.70% 9/9/21	1,622,000	1,555,796
2.15% 3/13/20	134,000	132,245
Capital One Financial Corp. 3.20% 1/30/23	2,112,000	2,060,342
Caterpillar Financial Services Corp. 2.25% 12/1/19	140,000	139,263
Ford Motor Credit Co. LLC:
3.157% 8/4/20	1,045,000	1,032,188
3.339% 3/28/22	1,500,000	1,450,110
Hyundai Capital America:
2.00% 7/1/19 (a)	138,000	136,698
2.60% 3/19/20 (a)	90,000	88,807
Moody’s Corp. 2.75% 7/15/19	143,000	142,925
Synchrony Financial:
2.60% 1/15/19	111,000	110,894
3.00% 8/15/19	159,000	158,729
Toyota Motor Credit Corp. 2.60% 1/11/22	1,158,000	1,137,920

		10,906,590

Diversified Financial Services – 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	300,000	290,537
Aon PLC 2.80% 3/15/21	710,000	698,655
AXA Equitable Holdings, Inc. 3.90% 4/20/23 (a)	18,000	17,941
BP Capital Markets PLC 2.521% 1/15/20	627,000	623,918
Deutsche Bank AG:
2.50% 2/13/19	283,000	281,915
2.85% 5/10/19	112,000	111,673
3.15% 1/22/21	125,000	122,152
3.30% 11/16/22	1,250,000	1,187,952
General Motors Financial Co., Inc.:
3.20% 7/13/20	804,000	801,385
3.25% 1/5/23	1,622,000	1,571,137
4.20% 3/1/21	139,000	140,924
Intercontinental Exchange, Inc. 2.75% 12/1/20	151,000	149,755
International Lease Finance Corp. 5.875% 8/15/22	147,000	156,517
Moody’s Corp.:
2.625% 1/15/23	792,000	760,498
2.75% 12/15/21	43,000	42,185

	Principal Amount	Value
UBS AG 2.45% 12/1/20 (a)	$200,000	$196,109
Washington Prime Group LP 3.85% 4/1/20	117,000	115,878

		7,269,131

Insurance – 3.0%
Aflac, Inc. 2.40% 3/16/20	138,000	136,920
American International Group, Inc.:
2.30% 7/16/19	161,000	160,383
3.30% 3/1/21	279,000	278,859
4.875% 6/1/22	1,728,000	1,810,573
Aon Corp. 5.00% 9/30/20	97,000	100,214
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	359,000	371,451
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	711,000	696,242
4.80% 7/15/21	295,000	305,593
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	1,000,000	974,242
Nuveen Finance LLC 2.95% 11/1/19 (a)	147,000	146,854
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	74,881
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	593,000	613,927
Unum Group 5.625% 9/15/20	118,000	122,779

		5,792,918

TOTAL FINANCIALS		62,976,017

HEALTH CARE – 6.3%
Biotechnology – 0.5%
Amgen, Inc.:
2.125% 5/1/20	117,000	115,240
2.20% 5/22/19	812,000	809,532

		924,772

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories 2.90% 11/30/21	789,000	780,416
Becton Dickinson & Co.:
2.894% 6/6/22	80,000	77,883
3 month U.S. LIBOR + 0.875% 3.209% 12/29/20 (b)(c)	202,000	202,391
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,712,000	1,654,319

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Limited Term Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.076% 3/19/21 (b)(c)	$183,000	$183,287

		2,898,296

Health Care Providers & Services – 1.5%
Anthem, Inc. 2.95% 12/1/22	89,000	86,776
Express Scripts Holding Co.:
2.60% 11/30/20	48,000	47,198
4.75% 11/15/21	1,679,000	1,735,363
Humana, Inc. 2.50% 12/15/20	146,000	143,378
UnitedHealth Group, Inc.:
2.125% 3/15/21	729,000	712,195
2.70% 7/15/20	159,000	158,549

		2,883,459

Pharmaceuticals – 2.8%
AbbVie, Inc. 2.50% 5/14/20	178,000	176,347
Allergan Funding SCS:
3.00% 3/12/20	281,000	280,234
3.45% 3/15/22	1,460,000	1,448,772
Bayer US Finance II LLC 3.50% 6/25/21 (a)	500,000	499,489
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	35,000	35,101
4.272% 8/28/23 (a)	44,000	44,184
GlaxoSmithKline Capital PLC 3.125% 5/14/21	255,000	255,329
Mylan N.V.:
2.50% 6/7/19	135,000	134,369
3.15% 6/15/21	1,848,000	1,820,584
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	209,042
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	272,000	267,394
2.20% 7/21/21	112,000	104,724
Zoetis, Inc. 3.45% 11/13/20	29,000	29,152

		5,304,721

TOTAL HEALTH CARE		12,011,248

INDUSTRIALS – 2.4%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	271,000	268,178

	Principal Amount	Value
Lockheed Martin Corp. 2.50% 11/23/20	$207,000	$204,572
Rockwell Collins, Inc. 1.95% 7/15/19	92,000	91,273
United Technologies Corp. 3.35% 8/16/21	112,000	112,310

		676,333

Airlines – 0.4%
Delta Air Lines, Inc. 2.875% 3/13/20	817,000	810,841

Industrial Conglomerates – 1.1%
General Electric Co. 2.20% 1/9/20	1,331,000	1,317,744
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	108,000	107,097
Roper Technologies, Inc.:
2.05% 10/1/18	136,000	135,941
2.80% 12/15/21	132,000	129,551
3.00% 12/15/20	94,000	93,522
3.65% 9/15/23	247,000	247,174

		2,031,029

Trading Companies & Distributors – 0.6%
Air Lease Corp.:
2.50% 3/1/21	124,000	121,198
2.625% 7/1/22	792,000	761,641
3.375% 6/1/21	159,000	158,059
4.75% 3/1/20	111,000	113,211

		1,154,109

TOTAL INDUSTRIALS		4,672,312

INFORMATION TECHNOLOGY – 2.7%
Communications Equipment – 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	138,000	133,599

Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp.:
2.20% 4/1/20	186,000	183,308
3.20% 4/1/24	37,000	35,764
Tyco Electronics Group S.A. 2.35% 8/1/19	160,000	159,322

		378,394

IT Services – 0.7%
The Western Union Co. 4.25% 6/9/23	1,320,000	1,322,444
Xerox Corp. 2.75% 3/15/19	63,000	62,940

		1,385,384

Semiconductors & Semiconductor Equipment – 0.1%
Analog Devices, Inc. 2.85% 3/12/20	202,000	201,294

See accompanying notes which are an integral part of the financial statements.

Annual Report	24

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – 0.3%
Oracle Corp. 1.90% 9/15/21	$712,000	$689,039

Technology Hardware, Storage & Peripherals – 1.3%
Dell International LLC / EMC Corp.:
3.48% 6/1/19 (a)	679,000	681,244
4.42% 6/15/21 (a)	1,709,000	1,738,005
Hewlett Packard Enterprise Co. 2.85% 10/5/18	11,000	11,001

		2,430,250

TOTAL INFORMATION TECHNOLOGY		5,217,960

MATERIALS – 0.5%
Chemicals – 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	121,000	120,206
The Mosaic Co. 3.25% 11/15/22	792,000	776,997

TOTAL MATERIALS		897,203

REAL ESTATE – 1.8%
Equity Real Estate Investment Trusts (REITs) – 1.6%
Boston Properties LP 3.20% 1/15/25	1,226,000	1,180,985
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	58,900
DDR Corp. 4.625% 7/15/22	147,000	151,128
Digital Realty Trust LP 3.40% 10/1/20	102,000	102,183
Federal Realty Investment Trust 2.55% 1/15/21	115,000	113,260
Healthcare Trust of America Holdings LP 2.95% 7/1/22	101,000	98,266
Omega Healthcare Investors, Inc. 4.375% 8/1/23	107,000	106,966
Simon Property Group LP 2.75% 6/1/23	1,159,000	1,125,400
Welltower, Inc. 3.95% 9/1/23	159,000	160,117

		3,097,205

Real Estate Management & Development – 0.2%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	35,920
Brandywine Operating Partnership LP 3.95% 2/15/23	10,000	9,976

	Principal Amount	Value
ERP Operating LP 2.375% 7/1/19	$141,000	$140,547
Ventas Realty LP 3.125% 6/15/23	34,000	33,090
Ventas Realty LP / Ventas Capital Corp. 2.70% 4/1/20	140,000	138,899

		358,432

TOTAL REAL ESTATE		3,455,637

TELECOMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.:
2.375% 11/27/18	90,000	89,950
2.45% 6/30/20	905,000	893,005
2.80% 2/17/21	1,409,000	1,392,883
Verizon Communications, Inc.:
2.625% 2/21/20	180,000	179,466
2.946% 3/15/22	160,000	157,810
3.125% 3/16/22	2,180,000	2,163,369

		4,876,483

Media – 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.579% 7/23/20	561,000	562,632
4.464% 7/23/22	1,500,000	1,529,949
Discovery Communications LLC 2.95% 3/20/23	1,011,000	971,941

		3,064,522

TOTAL TELECOMMUNICATION SERVICES		7,941,005

UTILITIES – 5.6%
Electric Utilities – 2.0%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	126,000	123,788
2.80% 1/15/23	147,000	143,398
Duke Energy Corp. 1.80% 9/1/21	583,000	558,556
Emera US Finance LP 2.70% 6/15/21	684,000	667,138
Eversource Energy 2.50% 3/15/21	706,000	692,877
Exelon Corp.:
2.85% 6/15/20	154,000	152,974
3.497% 6/1/22	721,000	712,189
ITC Holdings Corp. 2.70% 11/15/22	225,000	216,861
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.987% 3/27/20 (b)(c)	108,000	108,032

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Limited Term Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	$52,000	$52,000
The Southern Co.:
1.85% 7/1/19	138,000	137,015
2.35% 7/1/21	146,000	141,644
Xcel Energy, Inc. 2.40% 3/15/21	67,000	65,659

		3,772,131

Independent Power and Renewable Electricity Producers – 0.4%
Southern Power Co. 2.375% 6/1/20	680,000	670,829

Multi-Utilities – 3.2%
American Electric Power Co., Inc. 2.15% 11/13/20	730,000	714,858
CenterPoint Energy, Inc. 2.50% 9/1/22	669,000	643,457
Consolidated Edison, Inc. 2.00% 5/15/21	295,000	286,357
Dominion Energy, Inc.:
2.00% 8/15/21	1,670,000	1,603,005
2.50% 12/1/19	141,000	140,010
NiSource Finance Corp. 2.65% 11/17/22	133,000	128,252
NiSource, Inc. 3.65% 6/15/23 (a)	320,000	319,860
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	237,000	226,207
2.65% 11/15/22	147,000	141,763
Sempra Energy:
1.625% 10/7/19	117,000	115,152
2.40% 3/15/20	623,000	614,920
2.85% 11/15/20	122,000	120,343
2.90% 2/1/23	40,000	38,708
Virginia Electric & Power Co. 2.75% 3/15/23	202,000	196,836
WEC Energy Group, Inc.:
2.45% 6/15/20	99,000	97,634
3.375% 6/15/21	763,000	765,842

		6,153,204

TOTAL UTILITIES		10,596,164

TOTAL NONCONVERTIBLE BONDS (Cost $134,245,505)		133,278,384

U.S. Treasury Obligations – 23.5%

U.S. Treasury Notes:
1.125%, 2/28/21	18,798,000	18,098,215
1.625%, 5/31/23	8,701,300	8,268,954

	Principal Amount	Value
1.875%, 9/30/22	$4,912,300	$4,748,813
2.375%, 4/30/20	13,718,000	13,665,486

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,667,755)		44,781,468

Collateralized Mortgage Obligations – 2.2%

PRIVATE SPONSOR – 1.8%
BENCHMARK Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	218,272
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	331,085	326,950
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	376,388	376,456
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	114,486
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	267,625
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	508,238
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033% 9/15/47 (a)(b)	1,052,014	1,086,498
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	468,445	464,404
Wells Fargo Commercial Mortgage Trust 2016-C37, Class A1 1.944% 12/15/49	109,618	107,821

TOTAL PRIVATE SPONSOR		3,470,750

U.S. GOVERNMENT AGENCY – 0.4%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	106,549	103,171
Fannie Mae REMICS Series 2018-3, Class LP 3.00% 2/25/47	657,568	647,051

TOTAL U.S. GOVERNMENT AGENCY		750,222

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,381,701)		4,220,972

See accompanying notes which are an integral part of the financial statements.

Annual Report	26

Asset-Backed Securities – 1.2%
	Principal Amount	Value
Ally Master Owner Trust Series 2018-2, Class A 3.29% 5/15/23	$450,000	$451,631
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	25,247	25,223
Enterprise Fleet Financing LLC Series 2015-2, Class A3 2.09% 2/22/21 (a)	788,967	787,083
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	201,640
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	248,530
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	328,137
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	210,000	208,091

TOTAL ASSET-BACKED SECURITIES (Cost $2,260,278)		2,250,335

Municipal Securities – 0.4%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	170,000	172,185
New York State Urban Development Corp.:
2.55% 3/15/22	290,000	282,918
2.70% 3/15/23	240,000	233,978

TOTAL MUNICIPAL SECURITIES (Cost $701,505)		689,081

Money Market Funds – 2.3%
	Shares	Value

Fidelity Cash Central Fund, 1.97% (d) (Cost $4,269,931)	4,269,086	$4,269,939

TOTAL INVESTMENT PORTFOLIO – 99.6% (Cost $190,526,675)		189,490,179

NET OTHER ASSETS (LIABILITIES) – 0.4%		788,234

NET ASSETS – 100.0%		$190,278,413

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,705,852 or 7.2% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,843

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Limited Term Bond ETF

Schedule of Investments – continued

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$133,278,384	$—	$133,278,384	$—
U.S. Treasury Obligations	44,781,468	—	44,781,468	—
Collateralized Mortgage Obligations	4,220,972	—	4,220,972	—
Asset-Backed Securities	2,250,335	—	2,250,335	—
Municipal Securities	689,081	—	689,081	—
Money Market Funds	4,269,939	4,269,939	—	—

Total Investments in Securities:	$189,490,179	$4,269,939	$185,220,240	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	86.3
United Kingdom	3.1
Canada	2.4
Netherlands	1.6
Guernsey	1.3
Ireland	1.1
Luxembourg	1.0
Others (Individually Less Than 1%)	2.8

99.6%

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Fidelity Low Duration Bond Factor ETF

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds – 87.6%
	Principal Amount	Value

CONSUMER DISCRETIONARY – 3.7%
Automobiles – 2.2%
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.550% 2.891% 5/4/21 (a)(b)(c)	$226,000	$226,329

Media – 1.5%
The Walt Disney Co. 3 month U.S. LIBOR + 0.190% 2.511% 6/5/20 (b)(c)	146,000	146,307

TOTAL CONSUMER DISCRETIONARY		372,636

CONSUMER STAPLES – 1.3%
Food & Staples Retailing – 1.3%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 2.971% 3/15/21 (b)(c)	44,000	44,035
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 3.047% 3/9/21 (b)(c)	87,000	87,749

TOTAL CONSUMER STAPLES		131,784

ENERGY – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
EQT Corp. 3 month U.S. LIBOR + 0.770% 3.107% 10/1/20 (b)(c)	112,000	112,003

FINANCIALS – 64.3%
Banks – 25.1%
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 2.781% 6/15/20 (b)(c)	25,000	25,126
3 month U.S. LIBOR + 0.460% 2.797% 4/13/21 (b)(c)	61,000	61,291
3 month U.S. LIBOR + 0.630% 2.957% 9/11/22 (b)(c)	102,000	102,467
Barclays Bank PLC 3 month U.S. LIBOR + 0.650% 2.993% 8/7/20 (b)(c)	194,000	194,866
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.310% 2.647% 10/5/20 (b)(c)	145,000	145,344
Citibank N.A. 3 month U.S. LIBOR + 0.500% 2.826% 6/12/20 (b)(c)	250,000	251,044
Commonwealth Bank of Australia 3 month U.S. LIBOR + 0.680% 3.015% 9/18/22 (a)(b)(c)	151,000	151,603
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.290% 2.633% 2/1/21 (b)(c)	340,000	340,236

	Principal Amount	Value
3 month U.S. LIBOR + 1.205% 3.544% 10/29/20 (b)(c)	$105,000	$107,134
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 2.729% 4/30/21 (b)(c)	203,000	203,571
3 month U.S. LIBOR + 0.450% 2.781% 1/10/19 (b)(c)	77,000	77,120
SunTrust Bank 3 month U.S. LIBOR + 0.530% 2.872% 1/31/20 (b)(c)	106,000	106,389
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.420% 2.753% 1/18/19 (b)(c)	180,000	180,275
3 month U.S. LIBOR + 1.000% 3.339% 4/7/21 (b)(c)	50,000	50,885
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 3.227% 7/22/20 (b)(c)	214,000	216,470
3 month U.S. LIBOR + 1.340% 3.661% 3/4/21 (b)(c)	101,000	103,345
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.720% 3.034% 5/15/23 (b)(c)	102,000	102,571
3 month U.S. LIBOR + 0.850% 3.172% 8/19/21 (b)(c)	97,000	98,291

		2,518,028

Capital Markets – 2.5%
The Bank of New York Mellon Corp. 3 month U.S. LIBOR + 0.480% 2.807% 9/11/19 (b)(c)	129,000	129,546
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.632% 5/21/21 (b)(c)	115,000	115,423

		244,969

Consumer Finance – 10.5%
American Express Co. 3 month U.S. LIBOR + 0.330% 2.669% 10/30/20 (b)(c)	187,000	187,316
American Honda Finance Corp. 3 month U.S. LIBOR + 0.340% 2.659% 2/14/20 (b)(c)	225,000	225,678
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 3.098% 5/12/20 (b)(c)	85,000	85,573
3 month U.S. LIBOR + 0.950% 3.277% 3/9/22 (b)(c)	102,000	102,725
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.180% 2.494% 5/15/20 (b)(c)	168,000	168,099

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Low Duration Bond Factor ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value

FINANCIALS – continued
Consumer Finance – continued
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.280% 2.617% 4/13/21 (b)(c)	$186,000	$186,329
3 month U.S. LIBOR + 0.440% 2.773% 10/18/19 (b)(c)	99,000	99,475

		1,055,195

Diversified Financial Services – 25.7%
Bank of America Corp.:
3 month U.S. LIBOR + 1.000% 3.342% 4/24/23 (b)(c)	103,000	104,230
3 month U.S. LIBOR + 1.040% 3.379% 1/15/19 (b)(c)	124,000	124,486
3 month U.S. LIBOR + 1.180% 3.527% 10/21/22 (b)(c)	67,000	68,150
Citigroup, Inc.:
3 month U.S. LIBOR + 0.960% 3.295% 4/25/22 (b)(c)	157,000	159,313
3 month U.S. LIBOR + 1.190% 3.539% 8/2/21 (b)(c)	38,000	38,725
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 3.162% 1/22/21 (b)(c)	184,000	181,802
3 month U.S. LIBOR + 1.910% 4.251% 5/10/19 (b)(c)	54,000	54,354
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.990% 3.327% 1/5/23 (b)(c)	43,000	43,094
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 3.06% 2/23/23 (b)(c)	103,000	103,286
3 month U.S. LIBOR + 1.100% 3.414% 11/15/18 (b)(c)	344,000	344,720
HSBC Holdings PLC 3 month U.S. LIBOR + 2.240% 4.561% 3/8/21 (b)(c)	237,000	247,147
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.891% 2/10/21 (b)(c)	216,000	216,558
3 month U.S. LIBOR + 1.400% 3.747% 4/21/21 (b)(c)	225,000	230,685
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.482% 10/19/21 (b)(c)	203,000	206,787
The Bank of Nova Scotia 3 month U.S. LIBOR + 0.830% 3.169% 1/15/19 (b)(c)	186,000	186,520
UBS AG 3 month U.S. LIBOR + 0.480% 2.801% 12/1/20 (a)(b)(c)	264,000	264,421

		2,574,278

	Principal Amount	Value
Insurance – 0.5%
Principal Life Global Funding II 3 month U.S. LIBOR + 0.300% 2.61% 2/22/19 (a)(b)(c)	$50,000	$50,057

TOTAL FINANCIALS		6,442,527

HEALTH CARE – 4.9%
Biotechnology – 1.2%
Amgen, Inc. 3 month U.S. LIBOR + 0.320% 2.661% 5/10/19 (b)(c)	115,000	115,207

Health Care Equipment & Supplies – 0.8%
Medtronic, Inc. 3 month U.S. LIBOR + 0.800% 3.141% 3/15/20 (b)(c)	84,000	84,800

Pharmaceuticals – 2.9%
Allergan Funding SCS 3 month U.S. LIBOR + 1.255% 3.581% 3/12/20 (b)(c)	111,000	112,344
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 2.669% 5/14/21 (b)(c)	93,000	93,776
Merck & Co., Inc. 3 month U.S. LIBOR + 0.375% 2.716% 2/10/20 (b)(c)	80,000	80,334

		286,454

TOTAL HEALTH CARE		486,461

INDUSTRIALS – 2.6%
Aerospace & Defense – 1.1%
General Dynamics Corp. 3 month U.S. LIBOR + 0.380% 2.718% 5/11/21 (b)(c)	67,000	67,452
United Technologies Corp. 3 month U.S. LIBOR + 0.350% 2.693% 11/1/19 (b)(c)	43,000	43,126

		110,578

Industrial Conglomerates – 0.8%
General Electric Co. 3 month U.S. LIBOR + 1.000% 3.341% 3/15/23 (b)(c)	82,000	82,874

Machinery – 0.7%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.480% 2.801% 9/8/22 (b)(c)	37,000	37,150
3 month U.S. LIBOR + 0.550% 2.869% 6/7/23 (b)(c)	26,000	26,018

		63,168

TOTAL INDUSTRIALS		256,620

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – 3.2%
IT Services – 1.7%
International Business Machines Corp. 3 month U.S. LIBOR + 0.370% 2.708% 2/12/19 (b)(c)	$174,000	$174,277

Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc. 3 month U.S. LIBOR + 0.500% 2.841% 2/9/22 (b)(c)	145,000	147,018

TOTAL INFORMATION TECHNOLOGY		321,295

MATERIALS – 1.2%
Chemicals – 1.2%
EI du Pont de Nemours & Co. 3 month U.S. LIBOR + 0.530% 2.873% 5/1/20 (b)(c)	118,000	118,754

TELECOMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.:
3 month U.S. LIBOR + 0.650% 2.989% 1/15/20 (b)(c)	30,000	30,170
3 month U.S. LIBOR + 0.670% 2.997% 3/11/19 (b)(c)	75,000	75,201
3 month U.S. LIBOR + 0.950% 3.289% 7/15/21 (b)(c)	71,000	71,882
Verizon Communications, Inc. 3 month U.S. LIBOR + 1.000% 3.335% 3/16/22 (b)(c)	71,000	72,168

TOTAL TELECOMMUNICATION SERVICES		249,421

UTILITIES – 2.8%
Electric Utilities – 0.3%
The Southern Co. 3 month U.S. LIBOR + 0.700% 3.037% 9/30/20 (a)(b)(c)	25,000	25,084

Independent Power and Renewable Electricity Producers – 1.0%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 2.875% 12/20/20 (a)(b)(c)	103,000	103,057

Multi-Utilities – 1.5%
Sempra Energy:
3 month U.S. LIBOR + 0.450% 2.791% 3/15/21 (b)(c)	32,000	32,028

	Principal Amount	Value
3 month U.S. LIBOR + 0.500% 2.839% 1/15/21 (b)(c)	$120,000	$120,096

		152,124

TOTAL UTILITIES		280,265

TOTAL NONCONVERTIBLE BONDS (Cost $8,768,810)		8,771,766

U.S. Treasury Obligations – 10.3%
U.S. Treasury Bonds:
2.25%, 2/15/27	124,000	118,435
2.75%, 2/15/28	153,000	151,488
2.875% 5/15/28 to 8/15/28	107,000	107,057
U.S. Treasury Notes:
1.50%, 8/15/26	89,000	80,559
1.625% 2/15/26 to 5/15/26	176,000	161,559
2.00% 8/15/25 to 11/15/26	103,000	96,655
2.25% 11/15/25 to 11/15/27	255,000	243,606
2.375%, 5/15/27	78,000	75,163

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,027,239)		1,034,522

Money Market Funds – 1.4%
	Shares
Fidelity Cash Central Fund, 1.97% (d) (Cost $144,691)	144,662	144,691

TOTAL INVESTMENT PORTFOLIO – 99.3% (Cost $9,940,740)		9,950,979

NET OTHER ASSETS (LIABILITIES) – 0.7%		69,216

NET ASSETS – 100.0%		$10,020,195

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $820,551 or 8.2% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Low Duration Bond Factor ETF

Schedule of Investments – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,771,766	$—	$8,771,766	$—
U.S. Treasury Obligations	1,034,522	—	1,034,522	—
Money Market Funds	144,691	144,691	—	—

Total Investments in Securities:	$9,950,979	$144,691	$9,806,288	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	72.0
Canada	10.3
United Kingdom	5.3
Australia	3.5
Switzerland	2.6
Germany	2.4
Japan	2.1
Luxembourg	1.1

99.3%

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Fidelity Total Bond ETF

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations – 42.2%
	Principal Amount	Value
U.S. Treasury Bonds:
2.75%, 11/15/47	$1,247,000	$1,180,169
3.00% 11/15/45 to 8/15/48	16,734,400	16,651,265
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	5,069,892	4,904,163
0.75%, 2/15/45	503,245	484,111
0.875%, 2/15/47	3,686,664	3,651,430
1.00%, 2/15/46	1,187,331	1,211,959
1.375%, 2/15/44	2,745,739	3,034,328
U.S. Treasury Inflation Indexed Notes:
0.125%, 7/15/26	5,824,545	5,558,762
0.375% 7/15/25 to 7/15/27	8,729,770	8,474,529
0.625%, 1/15/26	4,487,718	4,443,601
U.S. Treasury Notes:
0.75%, 9/30/18	9,097,300	9,089,256
1.125%, 8/31/21	3,225,100	3,079,341
1.25% 3/31/21 to 10/31/21	6,352,200	6,095,486
1.625%, 5/31/23	12,400,000	11,783,875
1.75% 12/31/20 to 6/30/22	9,940,200	9,678,124
1.875% 3/31/22 to 7/31/22	32,182,900	31,216,129
2.00%, 12/31/21	23,681,100	23,139,950
2.125% 12/31/22 to 11/30/24	24,876,600	24,107,852
2.25%, 12/31/24	6,509,400	6,302,421
2.75%, 7/31/23	6,000,000	5,999,766

TOTAL U.S. TREASURY OBLIGATIONS (Cost $183,668,955)		180,086,517

Nonconvertible Bonds – 32.6%

CONSUMER DISCRETIONARY – 2.3%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	10,000	10,007

Diversified Consumer Services – 0.2%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	221,100
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,881
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	418,555

		653,536

Hotels, Restaurants & Leisure – 0.2%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	70,000	66,850
Eldorado Resorts, Inc.:
6.00% 4/1/25	80,000	81,300
7.00% 8/1/23	82,000	86,371

	Principal Amount	Value
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	$35,000	$36,400
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	75,000	74,062
McDonald’s Corp. 2.75% 12/9/20	24,000	23,868
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	70,000	67,429
Scientific Games International, Inc. 5.00% 10/15/25 (a)	45,000	42,750
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	155,000	161,200
Station Casinos LLC 5.00% 10/1/25 (a)	80,000	77,300
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	94,287
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	74,205
Wynn Macau Ltd. 4.875% 10/1/24 (a)	80,000	76,200

		962,222

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	209,000

Leisure Products – 0.0%
Mattel, Inc. 6.75% 12/31/25 (a)	105,000	102,841

Media – 1.8%
Altice US Finance I Corp.:
5.375% 7/15/23 (a)	400,000	402,500
5.50% 5/15/26 (a)	200,000	196,500
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.125% 5/1/27 (a)	200,000	190,750
5.375% 5/1/25 (a)	377,000	374,644
5.875% 4/1/24 to 5/1/27 (a)	1,097,000	1,110,488
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/45	77,000	82,090
Comcast Corp.:
3.90% 3/1/38	71,000	65,736
3.969% 11/1/47	224,000	202,767
3.999% 11/1/49	256,000	230,542
4.00% 3/1/48	127,000	114,744
4.60% 8/15/45	181,000	177,976
4.65% 7/15/42	162,000	161,043

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Media – continued
CSC Holdings LLC 6.625% 10/15/25 (a)	$700,000	$727,125
MDC Partners, Inc. 6.50% 5/1/24 (a)	324,000	290,385
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	200,000	199,300
5.375% 4/15/25 to 7/15/26 (a)	385,000	388,938
6.00% 7/15/24 (a)	90,000	93,519
Time Warner Cable LLC:
4.00% 9/1/21	1,413,000	1,423,965
5.50% 9/1/41	16,000	15,371
6.55% 5/1/37	26,000	28,076
6.75% 6/15/39	220,000	242,239
7.30% 7/1/38	211,000	245,156
Warner Media LLC 3.60% 7/15/25	473,000	453,602
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	500,000	466,875

		7,884,331

TOTAL CONSUMER DISCRETIONARY		9,821,937

CONSUMER STAPLES – 2.4%
Beverages – 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,197,000	1,183,079
3.30% 2/1/23	491,000	487,135
4.90% 2/1/46	304,000	308,947
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	343,000	336,531
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,099
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	53,864

		2,379,655

Food & Staples Retailing – 0.8%
CVS Health Corp.:
4.00% 12/5/23	200,000	201,449
4.10% 3/25/25	686,000	686,780
4.30% 3/25/28	796,000	789,999
4.78% 3/25/38	1,104,000	1,098,250
5.05% 3/25/48	521,000	528,004
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	33,910

		3,338,392

Food Products – 0.2%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	473,000	446,985

	Principal Amount	Value
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.75% 6/15/25 (a)	$210,000	$198,450
Post Holdings, Inc.:
5.00% 8/15/26 (a)	100,000	96,000
5.50% 3/1/25 (a)	100,000	99,750
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	45,337

		886,522

Hotels, Restaurants & Leisure – 0.1%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	475,000	454,219

Tobacco – 0.7%
Altria Group, Inc. 2.625% 1/14/20	100,000	99,582
BAT Capital Corp. 4.54% 8/15/47 (a)	1,500,000	1,383,838
Imperial Brands Finance PLC 3.75% 7/21/22 (a)	400,000	399,013
Reynolds American, Inc.:
3.25% 6/12/20	21,000	20,973
4.00% 6/12/22	73,000	73,885
4.45% 6/12/25	53,000	53,721
4.85% 9/15/23	220,000	229,414
5.70% 8/15/35	28,000	30,205
5.85% 8/15/45	180,000	196,208
Vector Group Ltd. 6.125% 2/1/25 (a)	726,000	695,145

		3,181,984

TOTAL CONSUMER STAPLES		10,240,772

ENERGY – 6.0%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP:
5.375% 7/15/25	110,000	112,750
8.125% 8/16/30	215,000	258,671
Ensco PLC 4.50% 10/1/24	140,000	116,200
Halliburton Co.:
3.80% 11/15/25	63,000	62,872
4.85% 11/15/35	55,000	57,553
Nabors Industries, Inc. 5.50% 1/15/23	75,000	74,768
Noble Holding International Ltd.:
7.75% 1/15/24	113,000	110,457
7.875% 2/1/26 (a)	105,000	107,625
Precision Drilling Corp. 7.75% 12/15/23	85,000	89,888

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26 (a)	$105,000	$108,150
Weatherford International Ltd.:
6.50% 8/1/36	180,000	133,650
9.875% 2/15/24	180,000	170,100

		1,402,684

Oil, Gas & Consumable Fuels – 5.2%
Anadarko Finance Co. 7.50% 5/1/31	238,000	297,950
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	48,459
5.55% 3/15/26	766,000	823,142
6.45% 9/15/36	38,000	44,075
6.60% 3/15/46	130,000	156,455
Antero Resources Corp. 5.125% 12/1/22	220,000	222,200
California Resources Corp. 8.00% 12/15/22 (a)	240,000	215,100
Canadian Natural Resources Ltd. 5.85% 2/1/35	90,000	101,275
Cenovus Energy, Inc. 4.25% 4/15/27	266,000	256,933
Chesapeake Energy Corp.:
8.00% 12/15/22 (a)	387,000	406,834
8.00% 1/15/25	300,000	306,375
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	323,000	325,422
Columbia Pipeline Group, Inc.:
3.30% 6/1/20	99,000	98,697
4.50% 6/1/25	30,000	30,295
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.75% 4/1/25	80,000	81,700
6.25% 4/1/23	160,000	165,000
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	71,400
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	500,000	460,000
Denbury Resources, Inc.:
4.625% 7/15/23	85,000	73,100
9.25% 3/31/22 (a)	220,000	235,125
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	200,706
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	69,986

	Principal Amount	Value
Enbridge, Inc.:
4.25% 12/1/26	$66,000	$66,290
5.50% 12/1/46	77,000	86,349
Encana Corp.:
6.625% 8/15/37	185,000	220,958
7.375% 11/1/31	283,000	352,575
8.125% 9/15/30	260,000	335,844
Energy Transfer Partners LP:
4.20% 9/15/23	72,000	72,841
4.95% 6/15/28	246,000	250,964
5.80% 6/15/38	137,000	141,631
6.00% 6/15/48	339,000	359,781
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	88,892
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00% 11/29/24 (a)	110,000	110,275
Hess Corp. 7.875% 10/1/29	113,000	137,577
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	180,000	181,350
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	200,000	193,250
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	40,000	38,600
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	125,000	97,500
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	60,112
5.00% 10/1/21	69,000	71,881
5.50% 3/1/44	280,000	285,963
6.55% 9/15/40	13,000	14,663
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	76,635
5.05% 2/15/46	34,000	33,368
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.00% 8/1/26 (a)	100,000	100,250
MPLX LP:
4.50% 7/15/23	133,000	136,741
4.875% 12/1/24	160,000	166,120
Parsley Energy LLC / Parsley Finance Corp. 5.25% 8/15/25 (a)	165,000	163,763
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	209,000

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Petrobras Global Finance BV:
5.75% 2/1/29	$770,000	$669,900
6.25% 3/17/24	220,000	215,301
7.25% 3/17/44	1,408,000	1,289,728
7.375% 1/17/27	651,000	645,597
Petroleos Mexicanos:
4.50% 1/23/26	200,000	185,000
4.625% 9/21/23	1,392,000	1,368,058
5.50% 1/21/21	460,000	472,880
5.625% 1/23/46	1,433,000	1,180,649
6.35% 2/12/48 (a)	1,200,000	1,065,000
6.375% 1/23/45	650,000	582,315
6.50% 3/13/27	594,000	601,366
6.75% 9/21/47	1,870,000	1,731,022
Phillips 66 4.30% 4/1/22	651,000	669,986
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,945
Southwestern Energy Co.:
4.10% 3/15/22	200,000	195,000
7.50% 4/1/26	30,000	31,425
Sunoco LP / Sunoco Finance Corp. 5.50% 2/15/26 (a)	60,000	57,450
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	201,000
The Williams Companies., Inc. 3.60% 3/15/22	103,000	102,763
The Williams Companies., Inc.:
3.90% 1/15/25	507,000	501,555
4.00% 11/15/21 to 9/15/25	226,000	224,409
4.50% 11/15/23	51,000	52,194
Western Gas Partners LP:
4.50% 3/1/28	300,000	294,575
4.65% 7/1/26	35,000	35,037
4.75% 8/15/28	80,000	79,607
5.375% 6/1/21	774,000	802,062

		22,002,226

Pipeline – 0.5%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	445,000	492,281
Cheniere Energy Partners LP 5.25% 10/1/25	590,000	590,000
SemGroup Corp. 6.375% 3/15/25	105,000	102,638
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22	200,000	198,250

	Principal Amount	Value
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75% 4/15/25	$200,000	$193,000
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	455,000	444,896
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.125% 2/1/25	105,000	105,525
5.375% 2/1/27	105,000	104,475
5.875% 4/15/26 (a)	105,000	107,625

		2,338,690

TOTAL ENERGY		25,743,600

FINANCIALS – 10.7%
Banks – 4.1%
Bank of America Corp.:
3.004% 12/20/23 (c)	805,000	783,671
3.419% 12/20/28 (c)	237,000	223,327
3.50% 4/19/26	227,000	220,981
3.864% 7/23/24 (c)	250,000	251,148
3.95% 4/21/25	229,000	225,307
4.20% 8/26/24	160,000	160,753
4.25% 10/22/26	1,225,000	1,216,180
6.10% (c)(d)	204,000	214,863
Barclays Bank PLC 7.625% 11/21/22	200,000	216,877
Barclays PLC:
2.75% 11/8/19	400,000	397,872
4.375% 1/12/26	200,000	195,348
5.20% 5/12/26	429,000	423,900
CIT Group, Inc. 6.125% 3/9/28	510,000	532,950
Citigroup, Inc.:
2.40% 2/18/20	672,000	665,800
3 month U.S. LIBOR + 0.950% 2.876% 7/24/23 (b)(c)	250,000	242,732
3.142% 1/24/23 (c)	267,000	263,160
3.875% 3/26/25	278,000	271,597
4.00% 8/5/24	115,000	114,587
4.30% 11/20/26	127,000	125,227
4.40% 6/10/25	1,056,000	1,058,116
5.50% 9/13/25	779,000	829,753
Citizens Bank N.A. 2.50% 3/14/19	250,000	249,829
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	248,045
3.75% 3/26/25	250,000	242,718
3.80% 6/9/23	906,000	900,354

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	$200,000	$180,971
5.71% 1/15/26 (a)	415,000	376,544
JPMorgan Chase & Co.:
2.95% 10/1/26	2,424,000	2,268,377
3.797% 7/23/24 (c)	75,000	75,253
3.875% 9/10/24	190,000	188,764
4.125% 12/15/26	415,000	414,307
Regions Financial Corp. 3.20% 2/8/21	81,000	80,684
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	992,021
6.00% 12/19/23	653,000	680,878
6.125% 12/15/22	1,446,000	1,516,653
Synchrony Bank 3.65% 5/24/21	289,000	287,156

		17,336,703

Capital Markets – 2.7%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	78,840
4.25% 2/15/24	138,000	140,478
Credit Suisse Group AG:
3.869% 1/12/29 (a)(c)	250,000	238,633
4.207% 6/12/24 (a)(c)	300,000	301,237
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	100,000	97,790
3.20% 2/23/23	1,540,000	1,512,661
3 month U.S. LIBOR + 1.510% 3.691% 6/5/28 (b)(c)	1,084,000	1,033,870
3.75% 5/22/25	200,000	196,882
3.814% 4/23/29 (c)	1,150,000	1,099,130
4.25% 10/21/25	375,000	372,948
6.75% 10/1/37	1,149,000	1,386,582
Lazard Group LLC 4.25% 11/14/20	249,000	253,538
Morgan Stanley:
3.125% 7/27/26	2,578,000	2,408,405
3.70% 10/23/24	86,000	85,254
3.737% 4/24/24 (c)	400,000	398,431
4.875% 11/1/22	473,000	492,711
5.00% 11/24/25	1,500,000	1,559,293

		11,656,683

Consumer Finance – 1.3%
Ally Financial, Inc.:
4.125% 2/13/22	130,000	129,350
5.75% 11/20/25	615,000	637,294
8.00% 11/1/31 to 11/1/31	404,000	493,890

	Principal Amount	Value
Capital One Financial Corp. 3.80% 1/31/28	$258,000	$245,522
Discover Bank 4.682% 8/9/28 (c)	250,000	249,875
Discover Financial Services:
3.75% 3/4/25	572,000	550,196
3.85% 11/21/22	1,084,000	1,079,990
4.10% 2/9/27	253,000	245,124
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	783,335
Navient Corp.:
7.25% 9/25/23	105,000	110,775
8.00% 3/25/20	200,000	212,050
Quicken Loans, Inc. 5.25% 1/15/28 (a)	190,000	174,087
Synchrony Financial:
3.00% 8/15/19	342,000	341,418
3.95% 12/1/27	345,000	314,349

		5,567,255

Diversified Financial Services – 1.8%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(c)	100,000	103,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 7/3/23	255,000	254,479
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	264,410
4.625% 7/1/22	150,000	153,442
AXA Equitable Holdings, Inc. 3.90% 4/20/23 (a)	63,000	62,795
BNP Paribas S.A. 7.00% (a)(c)(d)	200,000	200,000
Deutsche Bank AG:
3.15% 1/22/21	372,000	363,526
3.30% 11/16/22	247,000	234,739
4.50% 4/1/25	1,000,000	935,188
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,036
3.50% 7/10/19	1,679,000	1,687,916
4.00% 1/15/25	50,000	48,484
4.20% 3/1/21	138,000	139,911
4.25% 5/15/23	5,000	5,018
4.35% 4/9/25	1,711,000	1,689,595
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
5.875% 2/1/22	340,000	345,794
6.75% 2/1/24	305,000	314,913
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	42,645

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Moody’s Corp.:
3.25% 1/15/28	$108,000	$102,439
4.875% 2/15/24	101,000	106,124
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	211,000	205,198
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	200,748

		7,535,400

Insurance – 0.7%
American International Group, Inc. 3.30% 3/1/21	69,000	68,965
AmWINS Group, Inc. 7.75% 7/1/26 (a)	125,000	131,719
Hartford Financial Services Group, Inc. 4.30% 4/15/43	590,000	568,520
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	134,537
Nuveen Finance LLC:
2.95% 11/1/19 (a)	14,000	13,986
4.125% 11/1/24 (a)	21,000	20,915
Pacific LifeCorp. 5.125% 1/30/43 (a)	540,000	579,461
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	346,693
Unum Group:
3.875% 11/5/25	349,000	340,246
4.00% 3/15/24	473,000	471,243
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	100,000	99,500
Voya Financial, Inc. 3.125% 7/15/24	130,000	123,653

		2,899,438

Real Estate Investment Trusts (REITs) – 0.1%
MPT Operating Partnership LP / MPT Finance Corp. 5.25% 8/1/26	380,000	380,000
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	33,250

		413,250

TOTAL FINANCIALS		45,408,729

HEALTH CARE – 1.8%
Health Care Equipment & Supplies – 0.1%
Becton Dickinson and Co. 3.70% 6/6/27	213,000	203,960

	Principal Amount	Value
Teleflex, Inc. 4.875% 6/1/26	$85,000	$83,725

		287,685

Health Care Providers & Services – 0.6%
CHS / Community Health Systems, Inc.:
5.125% 8/1/21	210,000	202,650
6.25% 3/31/23	175,000	166,250
HCA, Inc.:
4.75% 5/1/23	5,000	5,081
5.375% 2/1/25	274,000	277,132
6.50% 2/15/20	560,000	581,280
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625% 5/15/22 (a)	150,000	147,188
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	342,000	348,626
Tenet Healthcare Corp.:
4.375% 10/1/21	200,000	199,500
6.75% 6/15/23	5,000	5,000
8.125% 4/1/22	400,000	422,500
Vizient, Inc. 10.375% 3/1/24 (a)	110,000	120,175
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	25,000	25,750

		2,501,132

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	943,000	964,815

Pharmaceuticals – 0.9%
Allergan Funding SCS 3.45% 3/15/22	943,000	935,748
Bausch Health Cos., Inc.:
5.50% 3/1/23 to 11/1/25 (a)	295,000	289,050
6.50% 3/15/22 (a)	130,000	134,550
7.00% 3/15/24 (a)	400,000	422,000
9.25% 4/1/26 (a)	90,000	95,470
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	279,000	259,470
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	81,069
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	25,000	25,375
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	69,000	69,200
4.272% 8/28/23 (a)	219,000	219,917
4.90% 8/28/28 (a)	92,000	92,700
Mylan N.V.: 2.50% 6/7/19	40,000	39,813

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
3.15% 6/15/21	$613,000	$603,906
3.95% 6/15/26	90,000	85,352
Mylan, Inc. 4.55% 4/15/28 (a)	150,000	146,645
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	127,165
6.00% 4/15/24	200,000	203,092
Zoetis, Inc. 3.25% 2/1/23	100,000	98,747

		3,929,269

TOTAL HEALTH CARE		7,682,901

INDUSTRIALS – 1.5%
Aerospace & Defense – 0.2%
BBA US Holdings, Inc. 5.375% 5/1/26 (a)	205,000	205,513
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	115,575
6.125% 1/15/23 (a)	180,000	181,350
KLX, Inc. 5.875% 12/1/22 (a)	200,000	207,000

		709,438

Commercial Services & Supplies – 0.4%
APX Group, Inc.:
6.375% 12/1/19	86,000	87,371
7.625% 9/1/23	307,000	276,683
8.75% 12/1/20	762,000	762,000
Covanta Holding Corp. 5.875% 3/1/24	170,000	171,275
Tervita Escrow Corp. 7.625% 12/1/21 (a)	15,000	15,544
The ADT Corp. 4.875% 7/15/32 (a)	185,000	150,775

		1,463,648

Construction & Engineering – 0.2%
AECOM:
5.125% 3/15/27	387,000	380,227
5.875% 10/15/24	410,000	437,630
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	135,000	138,713
frontdoor, Inc. 6.75% 8/15/26 (a)	35,000	35,831

		992,401

Containers & Packaging – 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
6.00% 2/15/25 (a)	205,000	200,387

	Principal Amount	Value
7.25% 5/15/24 (a)	$490,000	$515,112
Crown Americas LLC / Crown Americas Capital Corp. 4.75% 2/1/26 (a)	65,000	62,400
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	41,288
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	38,150
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	200,000	199,250
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	90,963

		1,147,550

IT Services – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	185,000	184,075

Machinery – 0.0%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	180,000	181,800

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.125% 1/15/20	322,000	317,616
2.625% 9/4/18	99,000	99,000
3.375% 6/1/21	72,000	71,574
3.75% 2/1/22	51,000	51,147
3.875% 7/3/23	455,000	452,355
4.25% 9/15/24	125,000	125,315
4.75% 3/1/20	125,000	127,489
Fly Leasing Ltd. 5.25% 10/15/24	120,000	114,600
FLY Leasing Ltd. 6.375% 10/15/21	100,000	103,375

		1,462,471

TOTAL INDUSTRIALS		6,141,383

INFORMATION TECHNOLOGY – 0.5%
IT Services – 0.1%
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	110,825
First Data Corp. 5.75% 1/15/24 (a)	120,000	122,400

		233,225

Semiconductors & Semiconductor Equipment – 0.0%
Qorvo, Inc. 5.50% 7/15/26 (a)	90,000	90,450

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – 0.4%
Ascend Learning LLC 6.875% 8/1/25 (a)	$75,000	$75,750
CDK Global, Inc. 5.875% 6/15/26	70,000	71,865
IHS Markit Ltd. 4.75% 2/15/25 (a)	180,000	182,520
IMS Health, Inc. 5.00% 10/15/26 (a)	100,000	98,750
MSCI, Inc. 4.75% 8/1/26 (a)	115,000	114,138
Nuance Communications, Inc. 5.625% 12/15/26	130,000	129,512
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	229,000	251,327
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	300,000	312,750
Symantec Corp. 5.00% 4/15/25 (a)	185,000	183,358
The Nielsen Co. (Luxembourg) Sarl 5.00% 2/1/25 (a)	526,000	510,220

		1,930,190

TOTAL INFORMATION TECHNOLOGY		2,253,865

MATERIALS – 0.8%
Chemicals – 0.5%
CF Industries, Inc. 3.45% 6/1/23	200,000	192,000
Consolidated Energy Finance S.A.:
6.50% 5/15/26 (a)	150,000	151,125
6.875% 6/15/25 (a)	350,000	361,112
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	340,000	332,350
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	85,000	79,050
OCI N.V. 6.625% 4/15/23 (a)	125,000	129,375
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	235,000	233,237
The Chemours Co. 5.375% 5/15/27	125,000	122,812
TPC Group, Inc. 8.75% 12/15/20 (a)	320,000	320,000
Tronox Finance PLC 5.75% 10/1/25 (a)	95,000	91,438
Valvoline, Inc. 4.375% 8/15/25	90,000	85,950

	Principal Amount	Value
Venator Finance Sarl / Venator Materials LLC 5.75% 7/15/25 (a)	$115,000	$107,238
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	105,658

		2,311,345

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	219,500
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	194,402
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	204,548
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	188,000
7.50% 4/1/25 (a)	80,000	77,000
Freeport-McMoRan, Inc. 3.55% 3/1/22	308,000	297,220

		1,180,670

TOTAL MATERIALS		3,492,015

REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 1.7%
American Tower Corp. 2.80% 6/1/20	100,000	99,182
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	186,570
3.85% 2/1/25	100,000	97,149
3.875% 8/15/22	71,000	70,880
4.125% 6/15/26	530,000	517,607
CoreCivic, Inc. 5.00% 10/15/22	85,000	84,788
DDR Corp.:
3.625% 2/1/25	39,000	37,334
4.25% 2/1/26	191,000	188,525
Digital Realty Trust LP:
3.40% 10/1/20	99,000	99,177
3.95% 7/1/22	405,000	409,781
4.75% 10/1/25	310,000	321,062
Duke Realty LP 3.75% 12/1/24	18,000	17,841
Equinix, Inc. 5.75% 1/1/25	200,000	206,000
Government Properties Income Trust 3.75% 8/15/19	191,000	191,992
HCP, Inc.:
3.875% 8/15/24	195,000	191,849
4.00% 6/1/25	943,000	933,921

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Lexington Realty Trust 4.40% 6/15/24	$444,000	$439,436
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.50% 9/1/26	505,000	481,013
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	647,000	646,795
4.50% 1/15/25 to 4/1/27	1,524,000	1,489,497
4.75% 1/15/28	283,000	278,602
Regency Centers Corp. 3.75% 11/15/22	190,000	189,769
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,430

		7,189,200

Real Estate Management & Development – 1.3%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	236,297
4.10% 10/1/24	1,156,000	1,144,912
Corporate Office Properties LP:
5.00% 7/1/25	646,000	663,290
5.25% 2/15/24	1,194,000	1,239,554
Liberty Property LP:
3.75% 4/1/25	50,000	49,044
4.125% 6/15/22	473,000	482,720
Mack-Cali Realty LP 3.15% 5/15/23	468,000	414,214
Tanger Properties LP:
3.125% 9/1/26	96,000	87,136
3.75% 12/1/24	35,000	33,885
The Howard Hughes Corp. 5.375% 3/15/25 (a)	200,000	197,500
Ventas Realty LP:
3.125% 6/15/23	38,000	36,983
3.50% 2/1/25	486,000	468,789
3.75% 5/1/24	201,000	199,049
4.00% 3/1/28	130,000	127,233
4.125% 1/15/26	34,000	33,769
WP Carey, Inc. 4.00% 2/1/25	182,000	178,821

		5,593,196

TOTAL REAL ESTATE		12,782,396

TELECOMMUNICATION SERVICES – 2.3%
Communications Equipment – 0.1%
AT&T, Inc. 4.45% 4/1/24	29,000	29,698

	Principal Amount	Value
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	$500,000	$467,500

		497,198

Diversified Telecommunication Services – 1.2%
Altice Financing S.A. 7.50% 5/15/26 (a)	300,000	286,500
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	201,500
AT&T, Inc.:
2.45% 6/30/20	524,000	517,055
3.60% 2/17/23	162,000	161,194
6.30% 1/15/38	290,000	319,247
Frontier Communications Corp. 7.05% 10/1/46	214,000	111,280
Intelsat Jackson Holdings S.A.:
8.00% 2/15/24 (a)	293,000	308,383
9.50% 9/30/22 (a)	100,000	116,000
Level 3 Financing, Inc.:
5.375% 1/15/24	485,000	485,000
5.625% 2/1/23	211,000	213,576
Qwest Corp. 7.25% 9/15/25	90,000	96,308
SFR Group S.A. 7.375% 5/1/26 (a)	200,000	196,500
Verizon Communications, Inc.:
2.625% 2/21/20	359,000	357,935
3.85% 11/1/42	79,000	67,905
4.522% 9/15/48	122,000	114,515
4.862% 8/21/46	224,000	221,373
5.012% 4/15/49 to 8/21/54	556,000	544,037
5.50% 3/16/47	809,000	872,257

		5,190,565

Media – 0.7%
Altice France S.A. 8.125% 2/1/27 (a)	200,000	203,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. 7.75% 7/15/25 (a)	200,000	212,750
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	340,669
5.375% 5/1/47	1,701,000	1,586,579
DISH DBS Corp.:
5.00% 3/15/23	322,000	286,580
7.75% 7/1/26	200,000	180,500
DISH Network Corp. 3.375% 8/15/26	120,000	112,872
NBCUniversal Media LLC:
4.45% 1/15/43	128,000	123,054

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Media – continued
5.95% 4/1/41	$90,000	$104,275

		3,150,279

Wireless Telecommunication Services – 0.3%
Sable International Finance Ltd. 6.875% 8/1/22 (a)	100,000	104,125
Sprint Corp.:
7.125% 6/15/24	200,000	207,500
7.875% 9/15/23	499,000	537,049
T-Mobile USA, Inc. 6.375% 3/1/25	259,000	269,360

		1,118,034

TOTAL TELECOMMUNICATION SERVICES		9,956,076

UTILITIES – 1.3%
Electric Utilities – 1.1%
DPL, Inc. 7.25% 10/15/21	1,501,000	1,624,832
Emera US Finance LP:
2.15% 6/15/19	37,000	36,731
2.70% 6/15/21	36,000	35,113
3.55% 6/15/26	57,000	54,167
Exelon Corp. 2.85% 6/15/20	473,000	469,849
FirstEnergy Corp.:
4.25% 3/15/23	1,171,000	1,194,148
7.375% 11/15/31	473,000	613,021
InterGen N.V. 7.00% 6/30/23 (a)	90,000	89,370
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	152,898
3.70% 9/1/24	100,000	96,663
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	90,000	87,750
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	190,800	209,642
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	172,458
Vistra Operations Co. LLC 5.50% 9/1/26 (a)	55,000	55,979

		4,892,621

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	129,375
The AES Corp.:
4.875% 5/15/23	125,000	126,563
5.50% 4/15/25	205,000	210,637

		466,575

	Principal Amount	Value
Multi-Utilities – 0.1%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 4.634% 9/30/66 (b)(c)	$22,000	$21,175
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	174,562
Sempra Energy 6.00% 10/15/39	106,000	125,073

		320,810

TOTAL UTILITIES		5,680,006

TOTAL NONCONVERTIBLE BONDS (Cost $141,519,517)		139,203,680

U.S Government Agency – Mortgage Securities – 17.7%
Fannie Mae – 9.7%
Fannie Mae:
2.50% 9/1/33 (e)	1,500,000	1,458,452
3.00% 9/1/33 (e)(f)	75,000	74,552
3.00% 9/1/42 to 5/1/48	7,594,909	7,364,264
3.00% 9/1/48 (e)	1,600,000	1,547,669
3.50% 12/1/25 to 7/1/48	12,783,447	12,779,377
4.00% 9/1/41 to 5/1/48	9,001,935	9,190,981
4.00% 9/1/48 (e)(f)	2,700,000	2,748,587
4.50% 8/1/33 to 7/1/48	3,332,038	3,478,295
4.50% 9/1/48 (e)(f)	500,000	519,157
5.00% 2/1/38 to 1/1/44	1,399,898	1,493,182
5.50% 6/1/38 to 5/1/44	347,774	375,973
6.00% 7/1/37	240,770	261,556

TOTAL FANNIE MAE		41,292,045

Freddie Mac – 3.7%
Freddie Mac:
3.00% 11/1/42 to 1/1/47	3,797,753	3,682,192
3.50% 3/1/32 to 12/1/47	7,248,050	7,240,859
4.00% 5/1/37 to 5/1/48	2,472,287	2,536,169
4.50% 1/1/42 to 5/1/48	1,103,759	1,154,569
4.50% 9/1/48 (e)	1,000,000	1,038,783
5.00% 2/1/38	195,675	209,079
5.50% 6/1/41	38,745	42,231

TOTAL FREDDIE MAC		15,903,882

Ginnie Mae – 4.3%
Ginnie Mae:
3.00% 12/20/42 to 2/20/48	4,753,120	4,660,843
3.50% 12/20/41 to 11/20/47	7,226,205	7,267,543
4.00% 12/15/40 to 8/20/48	3,063,661	3,147,191
4.00% 9/1/48 (e)	200,000	204,743

See accompanying notes which are an integral part of the financial statements.

Annual Report	42

U.S Government Agency – Mortgage Securities – continued
	Principal Amount	Value
GINNIE MAE – continued
4.50% 5/20/41 to 8/20/48	$196,659	$205,695
4.50% 9/1/48 (e)(f)	2,600,000	2,701,197

TOTAL GINNIE MAE		18,187,212

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $76,865,014)		75,383,139

Collateralized Mortgage Obligations – 1.1%
PRIVATE SPONSOR – 1.1%
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 4.313% 12/15/30 (a)(b)(c)	809,000	811,527
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.495% 12/15/34 (a)(c)	1,050,000	1,049,992
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.495% 12/15/34 (a)(c)	1,283,000	1,276,934
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	51,712
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	78,664
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	107,356
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 3.35% 6/15/35 (a)(c)	299,000	299,003
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 3.60% 6/15/35 (a)(c)	721,000	721,007
MSCG Trust Series 2016-SNR, Class A 3.46% 11/15/34 (a)(c)	146,222	142,655
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	61,200	60,253
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	43,350	43,230

TOTAL PRIVATE SPONSOR		4,642,333

	Principal Amount	Value
U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (g)	$76,009	$75,632

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,765,617)		4,717,965

Asset-Backed Securities – 0.9%
AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	1,036,264	1,035,602
Apollo Aviation Securitization Equity Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	263,506	262,418
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)(c)	336,088	337,569
Castlelake Aircraft Securitization Trust 2018-1 4.125% 6/15/43 (a)	430,812	432,865
DB Master Finance LLC:
3.629% 3.629% 11/20/47 (a)	167,732	164,458
4.03% 4.030% 11/20/47 (a)	289,810	286,878
3.98% 3.980% 2/20/45 (a)	728,575	731,708
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)(c)	227,679	230,058
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	482,000	485,381

TOTAL ASSET-BACKED SECURITIES (Cost $3,965,388)		3,966,937

Municipal Securities – 0.8%
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	103,191
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	960,000	981,648
5.10% 6/1/33	1,670,000	1,611,717
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	30,000	30,386
State of California:
7.30% 10/1/39	450,000	636,345
7.50% 4/1/34	100,000	140,519

TOTAL MUNICIPAL SECURITIES (Cost $3,532,478)		3,503,806

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Total Bond ETF

Schedule of Investments – continued

Foreign Government and Government Agency Obligations – 0.7%
	Principal Amount	Value
Argentine Republic Government International Bond 5.875% 1/11/28	$1,282,000	$931,373
Brazilian Government International Bond 4.625% 1/13/28	1,028,000	911,332
Dominican Republic International Bond:
5.95% 1/25/27 (a)	400,000	407,500
6.00% 7/19/28 (a)	400,000	407,000
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	404,056

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,527,666)		3,061,261

Money Market Funds – 6.1%
	Shares

Fidelity Cash Central Fund, 1.97% (h) (Cost $26,058,910)	26,054,521	26,059,732

TOTAL INVESTMENT PORTFOLIO – 102.1% (Cost $443,903,545)		435,983,037

NET OTHER ASSETS (LIABILITIES) – (2.1%)		(8,890,287)

NET ASSETS – 100.0%		$427,092,750

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,974,622 or 8.9% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Security is perpetual in nature with no stated maturity date.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f)	A portion of the security sold on a delayed delivery basis.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(h)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$308,723

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report	44

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Obligations	$180,086,517	$—	$180,086,517	$—
Corporate Bonds	139,203,680	—	139,203,680	—
U.S Government Agency - Mortgage Securities	75,383,139	—	75,383,139	—
Collateralized Mortgage Obligations	4,717,965	—	4,717,965	—
Asset-Backed Securities	3,966,937	—	3,966,937	—
Municipal Securities	3,503,806	—	3,503,806	—
Foreign Government and Government Agency Obligations	3,061,261	—	3,061,261	—
Money Market Funds	26,059,732	26,059,732	—	—

Total Investments in Securities:	$435,983,037	$26,059,732	$409,923,305	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	93.5
Mexico	1.7
United Kingdom	1.2
Netherlands	1.2
Canada	1.1
Others (Individually Less Than 1%)	3.4

102.1%

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Financial Statements

Statements of Assets and Liabilities
August 31, 2018
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$56,314,156	$185,220,240	$9,806,288	$409,923,305
Fidelity Central Funds	1,602,113	4,269,939	144,691	26,059,732

Total Investments in Securities	$57,916,269	$189,490,179	$9,950,979	$435,983,037
Cash	—	—	27,384	—
Receivable for investments sold
Regular delivery	—	—	103,605	—
Delayed delivery	—	—	—	4,383,676
Receivable for fund shares sold	—	—	—	2,439,994
Distributions receivable from Fidelity Central Funds	3,349	6,119	242	42,699
Interest receivable	635,384	1,258,505	37,763	2,815,731

Total assets	58,555,002	190,754,803	10,119,973	445,665,137

Liabilities
Payable for investments purchased
Regular delivery	—	—	76,525	2,736,349
Delayed delivery	—	—	—	14,665,413
Distributions payable	175,200	419,650	22,000	1,044,240
Accrued management fees	17,560	56,740	1,253	126,385

Total liabilities	192,760	476,390	99,778	18,572,387

Net Assets	$58,362,242	$190,278,413	$10,020,195	$427,092,750

Net Assets consist of:
Paid in capital	61,097,014	192,854,431	10,008,000	437,534,122
Undistributed (distributions in excess of) net investment income	1,518	(144,301)	878	(939,144)
Accumulated undistributed net realized gain (loss) on investments	(1,096,512)	(1,395,221)	1,078	(1,581,720)
Net unrealized appreciation (depreciation) on investments	(1,639,778)	(1,036,496)	10,239	(7,920,508)

Net Assets	$58,362,242	$190,278,413	$10,020,195	$427,092,750

Shares outstanding	1,200,000	3,850,000	200,000	8,752,000

Net Asset Value, offering price and redemption price per share	$48.64	$49.42	$50.10	$48.80

Investments at cost – Unaffiliated issuers	$57,953,964	$186,256,744	$9,796,049	$417,844,635
Investments at cost – Fidelity Central Funds	1,602,083	4,269,931	144,691	26,058,910

Investments at cost	$59,556,047	$190,526,675	$9,940,740	$443,903,545

See accompanying notes which are an integral part of the financial statements.

Annual Report	46

Statements of Operations
For the year ended August 31, 2018
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETFA	Fidelity Total Bond ETF
Investment Income
Interest	$2,582,224	$3,241,843	$57,652	$10,929,148
Income from Fidelity Central Funds	33,753	25,843	1,571	308,723

Total income	2,615,977	3,267,686	59,223	11,237,871

Expenses
Management fees	300,020	517,931	3,339	1,475,124
Independent trustees’ compensation	294	490	6	1,405
Commitment fees	206	325	—	941

Total expenses before reductions	300,520	518,746	3,345	1,477,470
Expense reductions	(337)	(304)	—	(783)

Total expenses	300,183	518,442	3,345	1,476,687

Net investment income (loss)	2,315,794	2,749,244	55,878	9,761,184

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(497,766)	(546,126)	1,078	(745,112)
Net realized gain (loss) on Fidelity Central Funds	26	(77)	—	16
Net realized gain (loss) on In-kind redemptions	(144,255)	(473,145)	—	—

Total net realized gain (loss)	(641,995)	(1,019,348)	1,078	(745,096)

Change in net unrealized appreciation (depreciation) on investment securities	(3,097,525)	(1,336,198)	10,239	(11,016,705)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	(5)	—	—
Change in net unrealized appreciation (depreciation) on Delayed delivery commitments	—	—	—	1,464

Total change in net unrealized appreciation (depreciation)	(3,097,525)	(1,336,203)	10,239	(11,015,241)

Net gain (loss)	(3,739,520)	(2,355,551)	11,317	(11,760,337)

Net increase (decrease) in net assets resulting from operations	$(1,423,726)	$393,693	$67,195	$(1,999,153)

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,315,794	$1,394,453	$2,749,244	$2,293,672
Net realized gain (loss)	(641,995)	(274,714)	(1,019,348)	(1,365,621)
Change in net unrealized appreciation (depreciation)	(3,097,525)	444,394	(1,336,203)	(674,742)

Net increase (decrease) in net assets resulting from operations	(1,423,726)	1,564,133	393,693	253,309

Distributions to shareholders from net investment income	(2,314,700)	(1,393,000)	(2,750,950)	(2,390,750)
Distributions to shareholders from net realized gain	—	—	—	(270,000)
Return of capital	—	—	—	—

Total distributions	(2,314,700)	(1,393,000)	(2,750,950)	(2,660,750)

Share transactions
Proceeds from sales of shares	20,387,851	22,580,772	242,163,352	157,030,081
Cost of shares redeemed	(21,998,043)	—	(153,253,092)	(185,655,781)

Net increase (decrease) in net assets resulting from share transactions	(1,610,192)	22,580,772	88,910,260	(28,625,700)

Total increase (decrease) in net assets	(5,348,618)	22,751,905	86,553,003	(31,033,141)

Net Assets
Beginning of year	63,710,860	40,958,955	103,725,410	134,758,551

End of year	$58,362,242	$63,710,860	$190,278,413	$103,725,410

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$1,518	$424	$(144,301)	$(142,595)

Other Information
Shares
Sold	400,000	450,000	4,900,000	3,100,000
Redeemed	(450,000)	—	(3,100,000)	(3,700,000)

Net increase (decrease)	(50,000)	450,000	1,800,000	(600,000)

See accompanying notes which are an integral part of the financial statements.

Annual Report	48

Statements of Changes in Net Assets
	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
	Year ended August 31, 2018A	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,878	$9,761,184	$5,747,835
Net realized gain (loss)	1,078	(745,096)	(699,506)
Change in net unrealized appreciation (depreciation)	10,239	(11,015,241)	615,140

Net increase (decrease) in net assets resulting from operations	67,195	(1,999,153)	5,663,469

Distributions to shareholders from net investment income	(55,000)	(10,105,908)	(6,113,660)
Distributions to shareholders from net realized gain	—	—	—
Return of capital	—	—	(68,676)

Total distributions	(55,000)	(10,105,908)	(6,182,336)

Share transactions
Proceeds from sales of shares	10,008,000	158,783,388	108,035,520
Cost of shares redeemed	—	—	—

Net increase (decrease) in net assets resulting from share transactions	10,008,000	158,783,388	108,035,520

Total increase (decrease) in net assets	10,020,195	146,678,327	107,516,653

Net Assets
Beginning of year	—	280,414,423	172,897,770

End of year	$10,020,195	$427,092,750	$280,414,423

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$878	$(939,144)	$(594,420)

Other Information
Shares
Sold	200,000	3,200,000	2,150,000
Redeemed	—	—	—

Net increase (decrease)	200,000	3,200,000	2,150,000

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity Corporate Bond ETF
	Year ended August 31, 2018		Year ended August 31, 2017		Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.97		$51.20		$48.59	$50.06

Income from Investment Operations
Net investment income (loss)B	1.599		1.444		1.587	1.342
Net realized and unrealized gain (loss)	(2.311)		(0.243	)C	2.805	(1.448)

Total from investment operations	(0.712)		1.201		4.392	(0.106)

Distributions from net investment income	(1.618)		(1.431)		(1.594)	(1.364)
Distributions from net realized gain	—		—		(0.188)	—

Total distributions	(1.618)		(1.431)		(1.782)	(1.364)

Net asset value, end of period	$48.64		$50.97		$51.20	$48.59

Total ReturnD,E	(1.41)%		2.43%		9.30%	(0.26)%
Ratios to Average Net AssetsF,G
Expense before reductions	.42%		.45%		.45%	.45	%H
Expenses net of fee waivers, if any	.42%		.45%		.45%	.45	%H
Expenses net of all reductions	.42%		.45%		.45%	.45	%H
Net investment income (loss)	3.22%		2.87%		3.24%	2.96	%H
Supplemental Data
Net assets, end of period (000 omitted)	$58,362		$63,711		$40,959	$29,152
Portfolio turnover rateI	81	%J	29%		37%	28	%J,K

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Annualized.

I	Amount does not include the portfolio activity of any underlying funds.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	50

Financial Highlights
	Fidelity Limited Term Bond ETF
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.60	$50.85	$49.90	$50.06

Income from Investment Operations
Net investment income (loss)B	1.072	0.767	0.681	0.623
Net realized and unrealized gain (loss)	(1.201)	(0.131)	0.990	(0.012)

Total from investment operations	(0.129)	0.636	1.671	0.611

Distributions from net investment income	(1.051)	(0.836)	(0.721)	(0.771)
Distributions from net realized gain	—	(0.050)	—	—

Total distributions	(1.051)	(0.886)	(0.721)	(0.771)

Net asset value, end of period	$49.42	$50.60	$50.85	$49.90

Total ReturnC,D	(0.23)%	1.27%	3.37%	1.22%
Ratios to Average Net AssetsE,F
Expense before reductions	.41%	.45%	.45%	.45	%G
Expenses net of fee waivers, if any	.41%	.45%	.45%	.45	%G
Expenses net of all reductions	.41%	.45%	.45%	.45	%G
Net investment income (loss)	2.15%	1.54%	1.35%	1.37	%G
Supplemental Data
Net assets, end of period (000 omitted)	$190,278	$103,725	$134,759	$47,408
Portfolio turnover rateH,I	113%	206%	265%	312	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Financial Statements – continued

Financial Highlights
Fidelity Low Duration Bond Factor ETF
Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$50.00

Income from Investment Operations
Net investment income (loss)B	0.279
Net realized and unrealized gain (loss)	0.096

Total from investment operations	0.375

Distributions from net investment income	(0.275)

Total distributions	(0.275)

Net asset value, end of period	$50.10

Total ReturnC	0.75%
Ratios to Average Net AssetsD,E,F
Expense before reductions	.15%
Expenses net of fee waivers, if any	.15%
Expenses net of all reductions	.15%
Net investment income (loss)	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$10,020
Portfolio turnover rateG,H	2%

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	52

Financial Highlights
	Fidelity Total Bond ETF
	Year ended August 31, 2018		Year ended August 31, 2017	Year ended August 31, 2016		Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.51		$50.82	$49.08		$50.00

Income from Investment Operations
Net investment income (loss)B	1.334		1.225	1.463		1.403
Net realized and unrealized gain (loss)	(1.690)		(0.242)	1.813		(0.975)

Total from investment operations	(0.356)		0.983	3.276		0.428

Distributions from net investment income	(1.354)		(1.279)	(1.536)		(1.348)
Return of capital	—		(0.014)	—		—

Total distributions	(1.354)		(1.293)	(1.536)		(1.348)

Net asset value, end of period	$48.80		$50.51	$50.82		$49.08

Total ReturnC,D	(0.69)%		1.99%	6.84%		0.83%
Ratios to Average Net AssetsE,F
Expense before reductions	.41%		.45%	.45%		.45	%G
Expenses net of fee waivers, if any	.41%		.45%	.45%		.45	%G
Expenses net of all reductions	.41%		.45%	.45%		.45	%G
Net investment income (loss)	2.70%		2.45%	2.98%		3.10	%G
Supplemental Data
Net assets, end of period (000 omitted)	$427,093		$280,414	$172,898		$105,614
Portfolio turnover rateH	91	%I	128%	158	%I	276	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

53	Annual Report

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FairValue Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report	54

3. Significant Accounting Policies – continued

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2018, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$59,571,640	$200,583	$(1,855,954)	$(1,655,371)
Fidelity Limited Term Bond ETF	190,538,789	168,880	(1,217,490)	(1,048,610)
Fidelity Low Duration Bond Factor ETF	9,940,740	13,296	(3,057)	10,239
Fidelity Total Bond ETF	443,948,558	1,116,408	(9,081,929)	(7,965,521)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

55	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$1,518	$(1,080,919)	$(1,655,371)
Fidelity Limited Term Bond ETF	—	(1,383,107)	(1,048,610)
Fidelity Low Duration Bond Factor ETF	1,956	—	10,239
Fidelity Total Bond ETF	—	(1,537,045)	(7,965,521)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$(514,538)	$(566,381)	$(1,080,919)
Fidelity Limited Term Bond ETF	(1,180,951)	(202,156)	(1,383,107)
Fidelity Low Duration Bond Factor ETF	—	—	—
Fidelity Total Bond ETF	(1,249,539)	(287,506)	(1,537,045)

The tax character of distributions paid was as follows:

August 31, 2018
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Corporate Bond ETF	$2,314,700	$—	$—	$2,314,700
Fidelity Limited Term Bond ETF	2,750,950	—	—	2,750,950
Fidelity Low Duration Bond Factor ETFA	55,000	—	—	55,000
Fidelity Total Bond ETF	10,105,908	—	—	10,105,908

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

August 31, 2017
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Corporate Bond ETF	$1,393,000	$—	$—	$1,393,000
Fidelity Limited Term Bond ETF	2,660,750	—	—	2,660,750
Fidelity Low Duration Bond Factor ETF	—	—	—	—
Fidelity Total Bond ETF	6,113,660	—	68,676	6,182,336

Delayed Delivery Transactions and When-Issued Securities. During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Restricted Securities. Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the year, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering

Annual Report	56

3. Significant Accounting Policies – continued

into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$51,700,012	$41,509,394
Fidelity Limited Term Bond ETF	117,630,957	25,591,076
Fidelity Low Duration Bond Factor ETF	7,391,265	—
Fidelity Total Bond ETF	74,005,032	31,597,782

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$7,622,226
Fidelity Limited Term Bond ETF	56,429,882	116,174,894
Fidelity Low Duration Bond Factor ETF	—	—
Fidelity Total Bond ETF	16,205,628	—

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee. Effective April 1, 2018, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .45% to .36% of average net assets for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fidelity Low Duration Bond Factor ETF’s management fee is based on an annual rate of .15% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

57	Annual Report

Notes to Financial Statements – continued

6. Committed Line of Credit.

The Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statements of Operations, and are as follows:

Amount
Fidelity Corporate Bond ETF	$206
Fidelity Limited Term Bond ETF	324
Fidelity Total Bond ETF	941

During the year, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the year, these credits reduced management fees by the following amounts:

Amount
Fidelity Corporate Bond ETF	$337
Fidelity Limited Term Bond ETF	304
Fidelity Low Duration Bond Factor ETF	—
Fidelity Total Bond ETF	783

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report	58

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Total Bond ETF, and Fidelity Low Duration Bond Factor ETF:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Total Bond ETF, and Fidelity Low Duration Bond Factor ETF (four of the funds constituting Fidelity Merrimack Street Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations for the periods listed in the table below, the statements of changes in net assets for each of the periods listed in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the periods listed in the table below, the changes in each of their net assets for each of the periods listed in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of operations	Statements of changes in net assets
Fidelity Corporate Bond ETF	Year ended August 31, 2018	Each of the two years in the period
ended August 31, 2018
Fidelity Limited Term Bond ETF	Year ended August 31, 2018	Each of the two years in the period
ended August 31, 2018
Fidelity Total Bond ETF	Year ended August 31, 2018	Each of the two years in the period
ended August 31, 2018
Fidelity Low Duration Bond	Period June 12, 2018 (commencement	Period June 12, 2018 (commencement
Factor ETF	of operations) to August 31, 2018	of operations) to August 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

59	Annual Report

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca or CboeBZX and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing price is the daily closing price as reported on NYSE Arca or CboeBZX.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity Corporate Bond ETF

Period Ended August 31, 2018

From commencement of operations* to August 31, 2018	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	230	23.42%	401	40.84%
25 – <50	68	6.92%	235	23.93%
50 – <75	4	0.41%	38	3.87%
75 – <100	0	—	3	0.31%
100 or above	1	0.10%	2	0.20%
Total	303	30.85%	679	69.15%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

Fidelity Limited Term Bond ETF

Period Ended August 31, 2018

From commencement of operations* to August 31, 2018	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	344	35.03%	454	46.23%
25 – <50	20	2.04%	149	15.17%
50 – <75	3	0.31%	12	1.22%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	367	37.38%	615	62.62%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

Fidelity Low Duration Bond Factor ETF

Period Ended August 31, 2018

From commencement of operations* to August 31, 2018	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	11	19.64%	45	80.36%
25 – <50	0	—	0	—
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	11	19.64%	45	80.36%

*	From June 14, 2018, date initially listed on the CboeBZX exchange.

Annual Report	60

Fidelity Total Bond ETF

Period Ended August 31, 2018

From commencement of operations* to August 31, 2018	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	88	8.96%	470	47.86%
25 – <50	4	0.41%	379	38.59%
50 – <75	0	—	38	3.87%
75 – <100	0	—	3	0.31%
100 or above	0	—	0	—
Total	92	9.37%	890	90.63%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

61	Annual Report

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity’s high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

Annual Report	62

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board’s oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2012
Trustee
Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

63	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Year of Election or Appointment: 2013
Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)
Year of Election or Appointment: 2014
Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2012
Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2013
Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2013
Trustee

Chairman of the Independent Trustees Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2013
Trustee

Annual Report	64

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)
Year of Election or Appointment: 2013
Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018

65	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)
Year of Election or Appointment: 2018
Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)
Year of Election or Appointment: 2013

Annual Report	66

Name, Year of Birth; Principal Occupation
President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)
Year of Election or Appointment: 2016
Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015
Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014
Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR’s Global Asset Allocation Division (2017-2018), Vice President of Fidelity’s Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013

67	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)
Year of Election or Appointment: 2016
Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)
Year of Election or Appointment: 2016
Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Annual Report	68

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 1, 2018) for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF and for the period (June 12, 2018 to August 31, 2018) for Fidelity Low Duration Bond Factor ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2018 to August 31, 2018).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value August 31, 2018	Expenses Paid During Period
Fidelity Corporate Bond ETF	0.37%
Actual		$1,000.00	$1,004.40	$1.87	B
HypotheticalC		$1,000.00	$1,023.34	$1.89	D
Fidelity Limited Term Bond ETF	0.37%
Actual		$1,000.00	$1,009.70	$1.87	B
HypotheticalC		$1,000.00	$1,023.34	$1.89	D
Fidelity Low Duration Bond Factor ETF	0.15%
Actual		$1,000.00	$1,007.50	$0.33	B
HypotheticalC		$1,000.00	$1,024.45	$0.77	D
Fidelity Total Bond ETF	0.37%
Actual		$1,000.00	$1,011.00	$1.88	B
HypotheticalC		$1,000.00	$1,023.34	$1.89	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B

Actual expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF and multiplied by 81/365 (to reflect the period June 12, 2018 to August 31, 2018) for Fidelity Low Duration Bond Factor ETF.

C	5% return per year before expenses.

D	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

69	Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Corporate Bond ETF	10/02/18	09/27/18	$0.147	$0.00
Fidelity Limited Term Bond ETF	10/02/18	09/27/18	$0.109	$0.00
Fidelity Low Duration Bond Factor ETF	10/02/18	09/27/18	$0.101	$0.00
Fidelity Total Bond ETF	10/02/18	09/27/18	$0.113	$0.00

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Corporate Bond ETF	2%
Fidelity Limited Term Bond ETF	15%
Fidelity Low Duration Bond Factor ETF	12%
Fidelity Total Bond ETF	25%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Corporate Bond ETF	$1,204,286
Fidelity Limited Term Bond ETF	$1,822,121
Fidelity Low Duration Bond Factor ETF	$40,016
Fidelity Total Bond ETF	$5,669,950

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Annual Report	70

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

On March 8, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amendment to the management contracts with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR) for the funds (Amended Contracts) to decrease the management fee paid by the funds by 9 basis points, effective April 1, 2018. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information relevant to the approval of the Amended Contracts.

Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FIMM to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the funds in connection with the annual renewal of each fund’s current management contract with FIMM (Current Management Contracts). At its September 2017 meeting, the Board concluded that the nature, extent and quality of the services provided to the funds under the Current Management Contracts should benefit the shareholders of the funds. The Board noted that approval of the Amended Contracts would not change the funds’ portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the funds under the Amended Contracts will continue to benefit the shareholders of the funds.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding each fund’s management fee rate and total expense ratio compared to “mapped groups” of competitive funds at the current management fee and expense levels in connection with the annual renewal of the Current Management Contracts. Based on its review, the Board concluded at its September 2017 meeting that each fund’s current management fee and total expense ratio are fair and reasonable in light of the services that each fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contracts, the Board considered that the proposed fee rate is lower by 9 basis points than the current management fee rate. The Board also considered that each fund’s management fee rate and total expense ratio would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the Current Management Contracts.

Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio continue to be fair and reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to each fund and the level of Fidelity’s profitability. At its September 2017 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of each fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity’s costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2017 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures continue to be fair and reasonable, and that each fund’s Amended Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low Duration Bond Factor ETF

On March 8, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

71	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder, Administrative and Other Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, shareholder and other services to be performed by the Investment Advisers, their affiliates and a third party service provider under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund’s proposed management fee rate out of which FIMM will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that the fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds used by the Board for management fee comparisons.

Based on its review, the Board concluded that the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

Annual Report	72

[THIS PAGE INTENTIONALLY LEFT BLANK]

73

[THIS PAGE INTENTIONALLY LEFT BLANK]

74

[THIS PAGE INTENTIONALLY LEFT BLANK]

75

FIXETF-ANN-1018 1.9864852.103	860840.1.0	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.    Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2018 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$40,000	$—	$2,800	$2,000
Fidelity Limited Term Bond ETF	$42,000	$—	$3,700	$2,400
Fidelity Low Duration Bond Factor ETF	$26,000	$300	$3,400	$300
Fidelity Total Bond ETF	$45,000	$—	$3,700	$2,600

August 31, 2017 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$39,000	$3,000	$2,800	$2,600
Fidelity Limited Term Bond ETF	$59,000	$4,400	$3,700	$3,800
Fidelity Low Duration Bond Factor ETF	$—	$—	$—	$—
Fidelity Total Bond ETF	$63,000	$4,200	$3,700	$4,000

A	Amounts may reflect rounding.
B	Fidelity Low Duration Bond Factor ETF commenced operations on June 12, 2018.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2018A,B	August 31, 2017A,B
Audit-Related Fees	$7,605,000	$9,815,000
Tax Fees	$20,000	$155,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Low Duration Bond Factor ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *        *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2018A,B	August 31, 2017A,B
PwC	$10,600,000	$12,535,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Low Duration Bond Factor ETF’s commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 31, 2018, the members of the Audit Committee were Elizabeth S. Acton, John Engler, Albert R. Gamper, Jr., Robert F. Gartland, Arthur E. Johnson, Michael E. Kenneally, Marie L. Knowles and Mark A. Murray.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 26, 2018

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 26, 2018